UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

# FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX
Class I Shares – VARBX

# FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – FTMAX
Class I Shares – FTMIX
Class C Shares – FTMCX

**Annual Report**

September 30, 2023

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedule of Investments	9
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	33
Statements of Cash Flows	37
Financial Highlights	39
Notes to Financial Statements	44
Report of Independent Registered Public Accounting Firm	62
Supplemental Information	63
Expense Examples	74

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Capital Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.firsttrustcapital.com

FIRST TRUST CAPITAL MANAGEMENT FUNDS

ANNUAL SHAREHOLDER LETTER

Contents

Executive-Level Overview	Market Perspective
First Trust Merger Arbitrage Fund	VARAX | VARBX
First Trust Multi-Strategy Fund	FTMAX | FTMIX | FTMCX

Executive-Level Overview

As we reflect on the past fiscal year, it is necessary to acknowledge the evolution of themes driving global economies and financial markets. Despite an aggressive monetary policy in response to rapid inflation, the economies in developed economies have shown resilience and to this point in time beaten consensus expectations. Notably, while headline inflation has shown signs of easing, core inflation remains persistently high, presenting a multifaceted challenge. These shifts in the macro backdrop signal the onset of a potentially new investment regime, necessitating a reevaluation of how risk assets will respond going forward. Our efforts to navigate this shifting landscape for investors remains our primary focus. The current market climate has continued to witness amplified volatility, both in equity and debt markets. When navigating inflection points in the macro landscape and short-term turbulence, the task of portfolio positioning and reacting to emerging data becomes increasingly complex. We have remained steadfast in our approach, focused on constructing resilient, uncorrelated portfolios that can generate positive absolute performance across various market cycles. This approach has proven to be prudent, and across our strategies we are proud to have provided investors some insulation from both negative outcomes and heightened volatility.

In this year's Annual Shareholder Letter, we will delve into the significant drivers of performance and the opportunities we have identified within each of our Fund's portfolios during the past fiscal year. It is within this context that we reiterate our commitment to adapting our investment strategies to the evolving market dynamics, all while maintaining a focus on generating long-term value for our investors.

First Trust Merger Arbitrage Fund

The First Trust Merger Arbitrage Fund Class A and I Shares (VARAX, VARBX) generated +3.58% (-2.34% net of sales load) and +3.82% returns over the one-year fiscal period ending September 30, 2023. Public market benchmarks such as the S&P 500 and the Bloomberg U.S. Aggregate Bond Index (“AGG”) achieved returns of +21.62% and +0.64%, respectively. We continue to be pleased with the Fund’s ability to generate returns not predicated on broader market movements and continue to expect the Fund’s performance to fall between its benchmarks. The Fund has continued to deliver positive returns despite a complicated macro backdrop characterized by elevated inflation, rising interest rates and geopolitical conflict. Specifically, the Fund generated positive returns in 10 of the last 12 months, averaging a +0.46% gain during each of the Fund’s positive months. In comparison, the AGG reported positive returns in just five of the last 12 months. During the seven months in which the AGG experienced negative returns, the Fund maintained an average monthly return of +0.30%, while the AGG averaged -1.34%.

To provide context for the S&P 500's outsized headline return, it's important to note that the public equities market experienced a significant downturn in 2022, reaching its lowest point in October, and has since made a partial recovery. The upward momentum has been substantially concentrated in U.S. technology mega-caps, due to a confluence of positive sentiment around their recession resiliency and themes in artificial intelligence. It's worth mentioning that just seven companies in the S&P 500 were responsible for generating roughly ~70% of the indices’ gains for the first half of the year.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.386.6700 | F: 847.386.2910

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The Fund distinguishes itself by its ability to generate returns while maintaining a relatively low risk profile, with a realized volatility of only 1.41% over the trailing one-year period. Comparatively, the AGG and S&P 500 exhibited realized volatility of 8.75% and 20.53%, respectively. Additionally, correlation between the Fund and both indices over the past year remains low at -0.14 and 0.19, respectively. Our conviction remains in the Fund’s ability to provide a strong risk-adjusted return stream independent of broader market cycles.

The top five M&A deals in and as a percentage of the Fund as of 9/30/2023 were Activision Blizzard Inc. (ATVI) at 11.4%, Horizon Therapeutics (HZNP) at 4.5%, Denbury Inc. (DEN) at 4.1%, New Relic Inc. (NEWR) at 3.6%, and Hostess Brands (TWNK) at 2.4%.

The merger arbitrage landscape encountered considerable macroeconomic and regulatory pressure throughout the fiscal year, including the Federal Reserve’s interest rate policy creating uncertainty in corporate boardrooms and the current Federal Trade Commission (FTC) regime’s more stringent M&A enforcement policies. The confluence of these factors initially tempered deal activity, particularly earlier in the year. However, the recent pause in the rate-hiking cycle, alongside the FTC’s struggles in challenging deals (such as its failed attempt to block Microsoft’s acquisition of Activision Blizzard), have begun to create a more favorable environment for M&A. This positive trend has instilled greater confidence in boardrooms to pursue strategic acquisitions. As a result, we have seen an uptick in transactions offering attractive spreads while still presenting high probabilities of closure.

The Fund has navigated through many market cycles since 2000, and our team continues to leverage an established deep due diligence process to identify attractive risk-adjusted opportunities while considering the current macroeconomic environment. We maintain the belief that our strategy will continue to deliver a non-correlated return stream and we remain committed to allocating capital to what we consider the highest conviction merger arbitrage deals.

First Trust Multi-Strategy Fund

We are pleased to share the annual performance update for the First Trust Multi-Strategy Fund (FTMIX, FTMAX, FTMCX) for the fiscal year ending September 30, 2023, demonstrating the Fund's continued resilience and adaptability in the face of evolving market conditions. The Fund’s I, A, and C Share Classes returned +7.19%, +6.83% (+2.04% net of sales load) and +6.06%, respectively, for the fiscal year ending 9/30/2023. The Fund’s benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index, finished the fiscal year period with a +4.50% return. During the same period, the Bloomberg U.S. Aggregate Bond Index’s returned a muted +0.64% over the fiscal year period. Our ability to navigate market uncertainties and deliver positive returns underscores our commitment to maintaining a distinct, alternative return profile that remains independent of overall stock and bond market trends. As a reminder, we adhere to a multi-alternative approach within the Fund, utilizing three core strategies - Merger Arbitrage, Option Writing, and Structured Debt - carefully selected and positioned to optimize returns while effectively managing risk.

The merger arbitrage component of the portfolio provided a positive return of +1.90% over the 1-year period despite the challenges posed by regulatory hurdles in the M&A landscape. Having said that, we remain encouraged by the increased level of activity and interest in inorganic growth opportunities within corporate boardrooms seen over the year. This view is reflective of the portfolio's allocation to a range of attractive yielding and high probability of closure deals. Given today’s base rates, newly announced deals display historically attractive yields, and we believe the current opportunity set remains compelling for the strategy as we move ahead. As corporate boardrooms continue to evolve in response to changing market dynamics, we are well-positioned to capitalize on a diverse array of investment prospects, ensuring continued value accretion from the strategy.

Despite heightened levels of volatility and a downturn in equity markets towards the final quarter of the Fund’s fiscal year, the option writing strategy contributed +5.38% to the portfolio over the fiscal year timeframe. While market uncertainties resulted in fluctuations in the VIX during the 1-year period, the option strategy effectively capitalized on short-term implied volatility spikes, ensuring a steady yield of attractive premiums through the sale of options while still benefitting from the positive equity returns. We remain committed to leveraging the potential of this strategy to provide substantial upside equity participation with a downside cushion, particularly in a market characterized by ongoing fluctuations.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.386.6700 | F: 847.386.2910

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During July, the Fund initiated a new mandate within alternative credit to a structured debt strategy we believe is better positioned in this environment to provide exposure to high-quality loans with shorter durations, and where the probability of defaults remains relatively low. Aside from its healthy income potential, we believe that the structured debt sleeve offers another layer of diversification benefits given each CLO position includes exposure to over 300+ underlying companies across various sectors and regions. FTMIX's structured debt strategy delivered a commendable return of 1.12% since its inception in July, reflecting our strategic focus on quality and duration. With a strategic allocation of 60% to BBB and 40% to BB CLO tranches, the structured debt sleeve continues to offer a stable income stream, consistently contributing to FTMIX's stated 6.00% distribution rate.

The portfolio allocations as of the end of the current fiscal year have been strategically adjusted to include 25% in the option writing strategy, 34% in the structured debt strategy, and 34% in the merger arbitrage strategy. Notably, our approach to managing the portfolio involves incremental shifts between strategy allocations, allowing for dynamic capital reallocation across strategies to capitalize on the most attractive opportunities within the market. This strategic positioning serves to maintain a relatively balanced exposure perspective, seeking to enhance performance across various market conditions. Our continued belief in the effectiveness of tactically weighted portfolios underscores our conviction that multi-alternative mutual funds can face challenges stemming from excessive diversification, ultimately leading to muted returns. In line with this philosophy, the Fund has a deliberate focus on achieving a well-balanced combination of underlying strategies. We remain committed to our philosophy, aiming to deliver consistent returns for our investors while maintaining a robust and stable risk profile as we navigate what seems to be an ever-changing market dynamic.

As always, we want to thank you for your trust and confidence in First Trust Capital Management. We continue to work each day to maintain that confidence.

Kind Regards,

Michael Peck, CFA President, Co-Chief Investment Officer mpeck@FirstTrustCapital.com	Brian R. Murphy Co-Chief Investment Officer bmurphy@FirstTrustCapital.com

The views were those of the Portfolio Fund Managers as of September 30, 2023 and may not reflect their views on the date this material is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Funds as of the date of this material. All current and future holdings are subject to risk and to change.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.386.6700 | F: 847.386.2910

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Mutual fund investing involves risk. Principal loss is possible. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Funds’ performance. Investments in foreign securities involve greater volatility and political, economic, and currency risks and difference in accounting methods. These risks are greater for emerging markets. Investments in small and medium sized companies involve additional risks such as limited liquidity or greater volatility. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Funds may use leverage which may exaggerate the effect of any securities or the Net Asset Value of the Funds, and money borrowed will be subjected to interest costs. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Funds. If a put or call option purchased by one of the Funds expires without being sold or exercised, the Fund will lose the premium it paid for the option. The risk involved in writing a covered call option is the lack of liquidity for the option. The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Funds are more exposed to individual stock volatility than a diversified fund. The Funds may invest in mortgage backed securities that include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Multi-investment management styles may lead to higher transaction expenses compared to a single investment management styles. Outcomes depend on the skill of the sub-advisers and funds (ETFs), which may trade at a discount to the aggregate value of the underlying securities, and, although expense ratios for ETFs are generally low, frequent trading of ETFs by the Funds can generate brokerage expenses. For a complete description of risks, please read the prospectus.

First Trust Capital Management L.P. is the Adviser to the First Trust Merger Arbitrage Fund and the First Trust Multi-Strategy Fund (collectively, the “Funds”). First Trust Portfolios L.P. is the distributor for the Funds and an affiliate of the Adviser.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.386.6700 | F: 847.386.2910

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First Trust Merger Arbitrage Fund

FUND PERFORMANCE at September 30, 2023 (Unaudited)

This graph compares a hypothetical $500,000 investment in the Fund’s Class I shares with a similar investment in the Bloomberg Barclays US Aggregate Bond Index and the S&P 500 Index during the periods shown. The performance graph above is shown for the Fund’s Class I shares. Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

Average Annual Total Returns as of September 30, 2023	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A1	3.58%	3.79%	3.51%
Class I2	3.82%	4.11%	3.83%
After deducting maximum sales charge
Class A1	-2.34%	2.57%	2.90%
Bloomberg Barclays US Aggregate Bond Index	0.64%	0.10%	1.13%
S&P 500 Index	21.62%	9.92%	11.91%

[1]	Maximum sales charge for Class A shares is 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.
[2]	Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (877) 779-1999.

The expense ratios for Class A and Class I shares were 2.22% and 1.91%, respectively, which were the amounts stated in the current prospectus dated February 1, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.85% and 1.55% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until January 31, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees.

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First Trust Merger Arbitrage Fund

FUND PERFORMANCE at September 30, 2023 (Unaudited) – Continued

The Fund commenced investment operations on October 1, 2015, after the reorganization of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company which commenced operations on April 1, 2000 (the “Predecessor Fund”), into the Fund, pursuant to which the Predecessor Fund transferred substantially all of its assets into the Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. The Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended, on regulated investment companies such as the Fund. Performance results shown in the graph and the performance table above for the period prior to October 1, 2015 reflect the performance of the Predecessor Fund.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 1.00%.

The Bloomberg Barclays US Aggregate Bond Index is market capitalization weighted and includes treasury securities, government agency bonds, mortgage backed bonds and corporate bonds. It excludes municipal bonds and treasury inflation-protected securities because of tax treatment. The S&P 500 Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index. These indices do not reflect expenses, fees or sales charge, which would lower performance. The indices are unmanaged and they are not available for investment.

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First Trust Multi-Strategy Fund

FUND PERFORMANCE at September 30, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares with a similar investment in the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index during the periods shown. The performance graph above is shown for the Fund’s Class I shares. Class A shares and Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

Average Annual Total Returns as of September 30, 2023	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A1	6.83%	3.86%	3.31%
Class C2	6.06%	3.07%	2.54%
Class I3	7.19%	4.16%	3.62%
After deducting maximum sales charge
Class A1	2.04%	2.80%	2.79%
Class C2	5.06%	3.07%	2.54%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.50%	1.72%	1.12%

[1]	Maximum sales charge is 4.50%. No sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 0.50% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.
[2]	Class C Shares are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase. Class C shares commenced operations on November 14, 2022. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[3]	Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (877) 779-1999.

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First Trust Multi-Strategy Fund

FUND PERFORMANCE at September 30, 2023 (Unaudited) – Continued

The expense ratios for Class A, Class C and Class I shares were 2.39%, 3.14% and 2.07%, respectively, which were the amounts stated in the current prospectus dated May 1, 2023, as amended July 28, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.85%, 2.60% and 1.55% of the average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively. This agreement is in effect until January 31, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees.

The Fund commenced investment operations on December 16, 2016, after the reorganization of Vivaldi Orinda Macro Opportunities Fund, which commenced operations on April 30, 2012 (the “Predecessor Fund”), into the Fund, pursuant to which the Predecessor Fund transferred substantially all of its assets into the Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the graph and the performance table above for the period prior to December 16, 2016 reflect the performance of the Predecessor Fund.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. Dollar denominated U.S. Treasury Bills publicly issued in the U.S. Domestic Market with a remaining term to final maturity of less than 3 months. This index does not reflect expenses, fees or sales charges, which would lower performance. The index is unmanaged and it is not available for investment.

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First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023

Number of Shares		Value
	COMMON STOCKS — 79.8%
	COMPUTER SOFTWARE — 1.0%
778,624	Avid Technology, Inc.*	$20,921,627

	DISTRIBUTION/WHOLESALE — 0.6%
70,707	Veritiv Corp.	11,942,412

	DIVERSIFIED MANUFACTURING — 1.4%
230,968	Chase Corp.	29,386,059

	ELECTRONIC MEASURING INSTRUMENTS — 1.5%
526,826	National Instruments Corp.	31,409,366

	ENTERPRISE SOFTWARE/SERVICE — 3.6%
859,410	New Relic, Inc.*,1	73,582,684

	ENTERTAINMENT SOFTWARE — 11.4%
2,528,790	Activision Blizzard, Inc.[1]	236,770,608

	FOOD-BAKING — 2.4%
1,488,833	Hostess Brands, Inc. - Class A*	49,593,027

	GAS-TRANSPORTATION — 0.5%
308,725	Brookfield Infrastructure Corp. - Class A	10,910,331

	HAZARDOUS WASTE DISPOSAL — 1.3%
607,908	Heritage-Crystal Clean, Inc.*	27,568,628

	MACHINERY-PUMPS — 1.1%
386,950	CIRCOR International, Inc.*	21,572,463

	MEDICAL INFORMATION SYSTEMS — 0.8%
667,649	NextGen Healthcare, Inc.*	15,843,311

	MEDICAL-BIOMEDICAL/GENERICS — 4.8%
296,450	Abcam PLC*	6,708,663
798,668	Horizon Therapeutics PLC*,1	92,397,901
		99,106,564
	OIL COMP-EXPLORATION & PRODUCTION — 5.8%
857,750	Denbury, Inc.*,1	84,068,077
1,754,941	Earthstone Energy, Inc.*	35,520,006
		119,588,083
	PIPELINES — 0.0%
1	ONEOK, Inc.[1]	58
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First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	REINSURANCE — 1.7%
1,197,171	Argo Group International Holdings Ltd.[1]	$35,723,583

	REITS-HOTELS — 0.2%
320,599	Hersha Hospitality Trust	3,161,106

	REITS-SHOPPING CENTERS — 1.3%
2,606,443	RPT Realty	27,524,038

	SPECIFIED PURPOSE ACQUISITIONS — 40.4%
49,123	7GC & Co. Holdings, Inc. - Class A*	519,476
42,539	Accretion Acquisition Corp.*	445,809
65,824	Acropolis Infrastructure Acquisition Corp. - Class A*	676,671
251,950	Adit EdTech Acquisition Corp.*	2,690,826
185,000	Alchemy Investments Acquisition Corp. I - Class A*	1,909,200
1,465,812	Alpha Partners Technology Merger Corp.[2]	15,515,620
457,763	Alpha Star Acquisition Corp.*	4,985,039
524,847	AlphaVest Acquisition Corp.[2]	5,547,633
20,633	ALSP Orchid Acquisition Corp. I - Class A*	226,963
980,000	Andretti Acquisition Corp. - Class A2	10,535,000
1,083,465	AP Acquisition Corp. - Class A2	11,896,446
1,236,798	Apollo Strategic Growth Capital II - Class A2	12,998,747
275,220	APx Acquisition Corp. I - Class A*	3,019,163
2,976,332	Ares Acquisition Corp. - Class A2	32,025,332
2,178,556	Ares Acquisition Corp. II - Class A*	22,373,770
986,367	Battery Future Acquisition Corp. - Class A2	10,731,673
165,437	Beard Energy Transition Acquisition Corp. - Class A*	1,778,448
1,056,378	BioPlus Acquisition Corp. - Class A2	11,440,574
383,773	Black Mountain Acquisition Corp. - Class A*	4,094,858
139,798	Blue World Acquisition Corp. - Class A*	1,523,798
470,000	Bukit Jalil Global Acquisition I Ltd.[2]	4,831,600
525,843	BurTech Acquisition Corp. - Class A2	5,558,160
1,049,802	Cartesian Growth Corp. II*	11,337,862
330,000	Cartica Acquisition Corp. - Class A*	3,550,800
108,838	Cetus Capital Acquisition Corp. - Class A*	1,138,445
127,987	CF Acquisition Corp. IV - Class A*	1,366,901
1,152,305	CF Acquisition Corp. VII - Class A2	12,329,663
700,844	Chenghe Acquisition Co. - Class A2	7,590,140
1,133,003	Churchill Capital Corp. V - Class A2	11,783,231
295,635	Churchill Capital Corp. VII - Class A*	3,089,386
450,000	Coliseum Acquisition Corp. - Class A*	4,788,000
1,301,603	Compass Digital Acquisition Corp. - Class A2	13,653,815
1,490,000	Concord Acquisition Corp. II - Class A2	15,317,200
369,443	Concord Acquisition Corp. III - Class A2	3,923,485
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First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
354,008	Constellation Acquisition Corp. I - Class A2	$3,819,746
730,810	Denali Capital Acquisition Corp. - Class A2	7,980,445
8,894	Distoken Acquisition Corp.*	93,743
457,416	DUET Acquisition Corp. - Class A2	4,898,925
2,959,581	Enphys Acquisition Corp. - Class A2	31,075,600
174,667	EVe Mobility Acquisition Corp. - Class A*	1,865,444
1,239,485	Everest Consolidator Acquisition Corp. - Class A2	13,411,228
407,409	Feutune Light Acquisition Corp. - Class A2	4,351,128
302,584	Finnovate Acquisition Corp. - Class A*	3,295,140
750,001	Fintech Ecosystem Development Corp. - Class A2	7,980,011
97,996	Focus Impact Acquisition Corp. - Class A*	1,063,257
905,798	Forbion European Acquisition Corp. - Class A2	9,918,488
1,856,386	FTAC Emerald Acquisition Corp. - Class A2	19,417,797
200,006	Global Partner Acquisition Corp. II - Class A2	2,166,065
95,182	Global Star Acquisition, Inc. - Class A*	1,008,929
6,000	Globalink Investment, Inc.*	64,500
175,641	Golden Star Acquisition Corp.*	1,809,102
416,808	Goldenstone Acquisition Ltd.[2]	4,464,014
1,342,238	Gores Holdings IX, Inc. - Class A*	13,945,853
1,200,186	Haymaker Acquisition Corp. IV2	12,205,892
487,772	Hennessy Capital Investment Corp. VI - Class A*	5,038,685
106,107	Horizon Space Acquisition I Corp.*	1,118,368
886,700	Inflection Point Acquisition Corp. II - Class A*	9,053,207
79,890	Integrated Rail and Resources Acquisition Corp. - Class A*	869,203
958,670	Investcorp Europe Acquisition Corp. I - Class A2	10,430,330
913,104	Israel Acquisitions Corp.[2]	9,633,247
99,239	IX Acquisition Corp. - Class A*	1,081,705
960,000	Jaguar Global Growth Corp. I2	10,195,200
95,465	Juniper II Corp. - Class A*	1,011,452
236,389	Kensington Capital Acquisition Corp. V - Class A	2,498,632
521,933	Kernel Group Holdings, Inc. - Class A2	5,532,490
553,651	L Catterton Asia Acquisition Corp. - Class A*	5,885,310
527,035	LatAmGrowth SPAC	5,797,385
1,066,247	Learn CW Investment Corp. - Class A*	11,312,881
214,047	LIV Capital Acquisition Corp. II - Class A*	2,322,410
972,161	Live Oak Crestview Climate Acquisition Corp. - Class A	10,042,423
115,200	Mars Acquisition Corp.*	1,210,752
26,005	Metal Sky Star Acquisition Corp.*	284,235
243,191	Mobiv Acquisition Corp.	2,599,712
351,684	Monterey Capital Acquisition Corp - Class A*	3,731,367
678,185	Mountain & Co. I Acquisition Corp. - Class A2	7,595,672
1,455,000	Nabors Energy Transition Corp. II - Class A*	14,797,350
11

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
463,760	Oak Woods Acquisition Corp. - Class A2	$4,841,654
109,566	Papaya Growth Opportunity Corp.	1,161,400
1,580,126	Patria Latin American Opportunity Acquisition Corp. - Class A2	17,365,585
2,082,527	Pearl Holdings Acquisition Corp. - Class A2	22,324,689
43,011	Pegasus Digital Mobility Acquisition Corp. - Class A*	470,540
442,247	Pono Capital Three, Inc. - Class A*	4,665,706
126,247	PowerUp Acquisition Corp. - Class A*	1,470,777
960,393	Project Energy Reimagined Acquisition Corp. - Class A2	10,064,919
522,305	PROOF Acquisition Corp. I - Class A2	5,609,556
79,083	Pyrophyte Acquisition Corp. - Class A*	862,795
475,680	RCF Acquisition Corp. - Class A*	5,203,939
400,000	RF Acquisition Corp. - Class A2	4,260,000
2,302,100	Rigel Resource Acquisition Corp. - Class A2	25,069,869
114,360	Schultze Special Purpose Acquisition Corp. - Class A*	1,212,216
6,982,678	Screaming Eagle Acquisition Corp. - Class A2	73,038,812
1,015,738	SDCL EDGE Acquisition Corp. - Class A2	10,766,823
295,242	Seaport Global Acquisition II Corp. - Class A*	3,156,137
225,568	Semper Paratus Acquisition Corp.*	2,447,413
437,934	SK Growth Opportunities Corp. - Class A*	4,703,411
3,740,658	Slam Corp. - Class A2	40,324,293
2,076,489	Spring Valley Acquisition Corp. II - Class A2	22,218,432
42,246	Target Global Acquisition I Corp. - Class A*	458,792
202,522	TLGY Acquisition Corp. - Class A*	2,226,729
2,941,659	TortoiseEcofin Acquisition Corp. III - Class A2	30,828,586
399,144	Trajectory Alpha Acquisition Corp. - Class A2	4,198,995
456,000	Tristar Acquisition I Corp. - Class A	4,874,686
500,000	Twin Ridge Capital Acquisition Corp.	5,320,000
514,627	Valuence Merger Corp. I - Class A2	5,717,506
		836,935,317
	TOTAL COMMON STOCKS
	(Cost $1,621,854,419)	1,651,539,265

	MASTER LIMITED PARTNERSHIPS — 2.3%
357,131	Green Plains Partners LP	5,314,109
1,929,722	Holly Energy Partners LP	42,376,695

	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $47,816,554)	47,690,804

	PREFERRED STOCKS — 0.8%
	REAL ESTATE — 0.8%
219,553	Hersha Hospitality Trust - Series C, 6.875%[3]	5,418,568
12

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	REAL ESTATE (Continued)
307,526	Hersha Hospitality Trust - Series D, 6.500%[3]	$7,611,269
179,233	Hersha Hospitality Trust - Series E, 6.500%[3]	4,434,224
		17,464,061
	TOTAL PREFERRED STOCKS
	(Cost $17,577,573)	17,464,061

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	Activision Blizzard, Inc.
8,929	Exercise Price: $85.00, Notional Amount: $75,896,500, Expiration Date: October 20, 2023*	544,669
	TOTAL PUT OPTIONS
	(Cost $449,374)	544,669
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $449,374)	544,669

Number of Shares
	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: December 30, 2029*,1,4	293,496
	TOTAL RIGHTS
	(Cost $293,496)	293,496

	UNITS — 0.8%
	SPECIFIED PURPOSE ACQUISITIONS — 0.8%
314,640	Aimfinity Investment Corp. I*	3,357,209
1	Haymaker Acquisition Corp. IV2	10
1,215,815	Keen Vision Acquisition Corp.[2]	12,437,788
		15,795,007
	TOTAL UNITS
	(Cost $15,620,749)	15,795,007

	WARRANTS — 0.0%
92,500	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	15,263
653	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028[2]	137
443,350	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*	76,212
727,500	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*	123,675
	TOTAL WARRANTS
	(Cost $0)	215,287
13

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 16.1%
332,962,672	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.27%[5]	$332,962,672
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $332,962,672)	332,962,672

	TOTAL INVESTMENTS — 99.8%
	(Cost $2,036,574,837)	2,066,505,261

	Assets in Excess of Other Liabilities — 0.2%	3,603,093
	TOTAL NET ASSETS — 100.0%	$2,070,108,354

	SECURITIES SOLD SHORT — (9.7)%
	COMMON STOCKS — (9.7)%
	ENERGY-ALTERNATE SOURCE — (0.2)%
(144,640)	Green Plains, Inc.*	(4,353,664)

	FOOD-CONFECTIONER — (0.3)%
(44,797)	J M Smucker Co.	(5,505,999)

	GAS-TRANSPORTATION — (0.4)%
(268,116)	Brookfield Infrastructure Corp. - Class A	(9,475,219)

	OIL COMP-EXPLORATION & PRODUCTION — (1.7)%
(2,537,644)	Permian Resources Corp.	(35,425,510)

	OIL COMP-INTEGRATED — (4.1)%
(720,265)	Exxon Mobil Corp.	(84,688,759)

	OIL REFINING & MARKETING — (1.7)%
(607,861)	HF Sinclair Corp.	(34,605,527)

	REITS-SHOPPING CENTERS — (1.3)%
(1,576,637)	Kimco Realty Corp.	(27,733,045)
	TOTAL COMMON STOCKS
	(Proceeds $201,849,169)	(201,787,723)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $201,849,169)	$(201,787,723)

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (0.0)%
CALL OPTIONS — (0.0)%
Activision Blizzard, Inc.
(2,927)	Exercise Price: $95.00, Notional Amount: $(27,806,500), Expiration Date: November 17, 2023*	(17,562)
14

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Contracts		Value
	CALL OPTIONS (Continued)
(12,578)	Exercise Price: $95.00, Notional Amount: $(119,491,000), Expiration Date: January 19, 2024*	$(119,491)
	NextGen Healthcare, Inc.
(1,366)	Exercise Price: $25.00, Notional Amount: $(3,415,000), Expiration Date: January 19, 2024*	(10,245)
(521)	Exercise Price: $25.00, Notional Amount: $(1,302,500), Expiration Date: March 15, 2024*	(2,605)
	Reata Pharmaceuticals, Inc.
(834)	Exercise Price: $175.00, Notional Amount: $(14,595,000), Expiration Date: October 20, 2023*	—
	TOTAL CALL OPTIONS
	(Proceeds $126,517)	(149,903)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $126,517)	$(149,903)

LP — Limited Partnership

PLC — Public Limited Company

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral is $253,320,703, which represents 12.24% of the total net assets of the Fund.
2	Affiliated company.
3	Perpetual security. Maturity date is not applicable.
4	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $293,496, which represents 0% of total net assets of the Fund.
5	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

15

First Trust Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of September 30, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Specified Purpose Acquisitions	40.4%
Entertainment Software	11.4%
Oil Comp-Exploration & Production	5.8%
Medical-Biomedical/Generics	4.8%
Enterprise Software/Service	3.6%
Food-Baking	2.4%
Reinsurance	1.7%
Electronic Measuring Instruments	1.5%
Diversified Manufacturing	1.4%
Hazardous Waste Disposal	1.3%
REITS-Shopping Centers	1.3%
Machinery-Pumps	1.1%
Computer Software	1.0%
Medical Information Systems	0.8%
Distribution/Wholesale	0.6%
Gas-Transportation	0.5%
REITS-Hotels	0.2%
Pipelines	0.0%
Total Common Stocks	79.8%
Master Limited Partnerships	2.3%
Preferred Stocks	0.8%
Purchased Options Contracts	0.0%
Rights	0.0%
Units
Specified Purpose Acquisitions	0.8%
Warrants	0.0%
Short-Term Investments	16.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

Please refer to Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

16

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023

Principal Amount		Value
	ASSET-BACKED SECURITIES — 0.1%
$100,000	Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.450%, 10/15/2029[1,2]	$82,966
	TOTAL ASSET-BACKED SECURITIES
	(Cost $97,199)	82,966

	COLLATERALIZED LOAN OBLIGATIONS — 32.0%
500,000	AMMC CLO XXVI Ltd. Series 2023-26A, Class E, 13.423% (3-Month Term SOFR+828 basis points), 4/15/2036[1]	504,938
1,000,000	Apidos CLO Ltd. Series 2015-20A, Class DR, 11.270% (3-Month Term SOFR+596 basis points), 7/16/2031[1]	932,208
500,000	Apidos CLO XLI Ltd. Series 2022-41A, Class E, 13.656% (3-Month Term SOFR+833 basis points), 10/20/2034[1]	501,624
1,150,000	Apidos CLO XXIV Ltd. Series 2016-24A, Class DR, 11.388% (3-Month Term SOFR+606 basis points), 10/20/2030[1]	1,087,365
950,000	Ares L CLO Ltd. Series 2018-50A, Class D, 8.470% (3-Month Term SOFR+316 basis points), 1/15/2032[1]	923,221
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 11.338% (3-Month Term SOFR+601 basis points), 7/20/2029[1,3]	702,501
1,120,000	Series 2018-2A, Class C, 8.270% (3-Month Term SOFR+296 basis points), 4/15/2030[1]	1,101,616
1,000,000	Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class C, 8.518% (3-Month Term SOFR+319 basis points), 4/20/2031[1]	967,370
750,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-4RA, Class D, 11.220% (3-Month Term SOFR+591 basis points), 7/15/2030[1]	640,812
500,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 9.263% (3-Month Term SOFR+391 basis points), 10/25/2031[1]	482,324
750,000	CIFC Funding III Ltd. Series 2013-3RA, Class C, 8.507% (3-Month Term SOFR+316 basis points), 4/24/2031[1]	734,278
1,000,000	Crestline Denali CLO XIV Ltd. Series 2016-1A, Class DR, 8.957% (3-Month Term SOFR+361 basis points), 10/23/2031[1]	935,436
750,000	Dryden 106 CLO Ltd. Series 2022-106A, Class D, 11.008% (3-Month Term SOFR+570 basis points), 10/15/2035[1,3]	765,563
17

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Eaton Vance CLO Ltd.
$1,000,000	Series 2018-1A, Class D, 8.770% (3-Month Term SOFR+346 basis points), 10/15/2030[1]	$965,969
450,000	Series 2018-1A, Class E, 11.570% (3-Month Term SOFR+626 basis points), 10/15/2030[1]	432,634
500,000	Galaxy XXVII CLO Ltd. Series 2018-27A, Class E, 11.413% (3-Month Term SOFR+604 basis points), 5/16/2031[1]	468,422
750,000	Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, 8.570% (3-Month Term SOFR+326 basis points), 7/15/2031[1]	719,732
500,000	Generate VI CLO Ltd. Series 6A, Class ER, 12.407% (3-Month Term SOFR+706 basis points), 1/22/2035[1]	496,509
1,000,000	Generate XII CLO Ltd. Series 2023-12A, Class E, 13.739% (3-Month Term SOFR+840 basis points), 7/20/2036[1,3]	1,003,075
1,450,000	Gilbert Park CLO Ltd. Series 2017-1A, Class D, 8.520% (3-Month Term SOFR+321 basis points), 10/15/2030[1,3]	1,434,085
660,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class ER2, 11.291% (3-Month Term SOFR+592 basis points), 10/29/2029[1]	660,045
500,000	HPS Loan Management Ltd. Series 2023-17A, Class E, 12.567% (3-Month Term SOFR+795 basis points), 4/23/2036[1]	502,233
1,000,000	Magnetite XXXV Ltd. Series 2022-35A, Class E, 13.251% (3-Month Term SOFR+790 basis points), 10/25/2035[1]	1,008,520
500,000	Mountain View CLO IX Ltd. Series 2015-9A, Class CR, 8.690% (3-Month Term SOFR+338 basis points), 7/15/2031[1]	451,258
800,000	Myers Park CLO Ltd. Series 2018-1A, Class D, 8.638% (3-Month Term SOFR+331 basis points), 10/20/2030[1]	768,413
500,000	Neuberger Berman Loan Advisers CLO XXIV Ltd. Series 2017-24A, Class E, 11.602% (3-Month Term SOFR+628 basis points), 4/19/2030[1]	479,112
500,000	Neuberger Berman Loan Advisers CLO XXV Ltd. Series 2017-25A, Class DR, 8.422% (3-Month Term SOFR+311 basis points), 10/18/2029[1]	491,403
750,000	Octagon 60 Ltd. Series 2022-1A, Class D1, 10.326% (3-Month Term SOFR+500 basis points), 10/20/2035[1]	751,835
18

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,000,000	Octagon Investment Partners XVIII-R Ltd. Series 2018-18A, Class C, 8.270% (3-Month Term SOFR+296 basis points), 4/16/2031[1]	$957,328
1,000,000	OZLM XXII, Ltd. Series 2018-22A, Class C, 8.220% (3-Month Term SOFR+291 basis points), 1/17/2031[1,3]	948,151
590,000	OZLM XXIII Ltd Series 2019-23A, Class DR, 9.320% (3-Month Term SOFR+401 basis points), 4/15/2034[1]	581,215
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,3,4,5]	78,750
800,000	Regatta XIV Funding Ltd. Series 2018-3A, Class D, 8.813% (3-Month Term SOFR+346 basis points), 10/25/2031[1]	791,991
	Regatta XV Funding Ltd.
500,000	Series 2018-4A, Class C, 8.913% (3-Month Term SOFR+356 basis points), 10/25/2031[1]	492,754
500,000	Series 2018-4A, Class D, 12.113% (3-Month Term SOFR+676 basis points), 10/25/2031[1]	469,689
500,000	Regatta XXV Funding Ltd. Series 2023-1A, Class E, 13.664% (3-Month Term SOFR+841 basis points), 7/15/2036[1,3]	506,185
525,000	Shackleton CLO Ltd. Series 2015-7RA, Class D, 8.900% (3-Month Term SOFR+359 basis points), 7/15/2031[1]	498,074
1,000,000	Signal Peak CLO V Ltd. Series 2018-5A, Class E, 11.263% (3-Month Term SOFR+591 basis points), 4/25/2031[1]	909,510
1,000,000	Signal Peak CLO VII Ltd. Series 2019-1A, Class D, 9.481% (3-Month Term SOFR+411 basis points), 4/30/2032[1]	997,502
1,000,000	Sound Point CLO XVII Ltd. Series 2017-3A, Class C, 8.588% (3-Month Term SOFR+326 basis points), 10/20/2030[1,3]	888,817
1,000,000	Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 8.088% (3-Month Term SOFR+276 basis points), 1/21/2031[1]	890,289
655,000	Stratus CLO Ltd. Series 2022-1A, Class D, 9.576% (3-Month Term SOFR+425 basis points), 7/20/2030[1]	655,832
1,225,000	Symphony CLO XXXVIII Ltd. Series 2023-38A, Class D, 8.120% (3-Month Term SOFR+520 basis points), 4/24/2036[1]	1,235,412
19

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$750,000	Texas Debt Capital CLO Ltd. Series 2023-2A, Class E, 12.826% (3-Month Term SOFR+766 basis points), 7/21/2035[1]	$754,312
750,000	Upland CLO Ltd. Series 2016-1A, Class CR, 8.488% (3-Month Term SOFR+316 basis points), 4/20/2031[1]	713,116
	Voya CLO Ltd.
425,000	Series 2017-1A, Class C, 8.900% (3-Month Term SOFR+359 basis points), 4/17/2030[1,3]	413,852
750,000	Series 2014-1A, Class CR2, 8.372% (3-Month Term SOFR+306 basis points), 4/18/2031[1,3]	646,525
1,000,000	Series 2018-2A, Class D, 8.320% (3-Month Term SOFR+301 basis points), 7/15/2031[1]	929,181
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $34,908,900)	35,270,986

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
4,029,425	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,3]	80,343
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,666)	80,343

Number of Shares
	COMMON STOCKS — 23.9%
	COMPUTER SOFTWARE — 0.2%
8,371	Avid Technology, Inc.*,5	224,929

	DISTRIBUTION/WHOLESALE — 0.2%
1,252	Veritiv Corp.	211,463

	DIVERSIFIED MANUFACTURING — 0.7%
5,734	Chase Corp.	729,537

	ELECTRONIC MEASURING INSTRUMENTS — 0.5%
8,358	National Instruments Corp.	498,304

	ENTERPRISE SOFTWARE/SERVICE — 1.2%
15,261	New Relic, Inc.*,5	1,306,647

	ENTERTAINMENT SOFTWARE — 3.8%
45,207	Activision Blizzard, Inc.[5]	4,232,731

	FOOD-BAKING — 0.8%
25,343	Hostess Brands, Inc. - Class A*	844,175
20

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	GAS-TRANSPORTATION — 0.1%
4,055	Brookfield Infrastructure Corp. - Class A6	$143,320

	HAZARDOUS WASTE DISPOSAL — 0.4%
10,751	Heritage-Crystal Clean, Inc.*	487,558

	MACHINERY-PUMPS — 0.3%
6,720	CIRCOR International, Inc.*	374,640

	MEDICAL INFORMATION SYSTEMS — 0.3%
12,242	NextGen Healthcare, Inc.*	290,503

	MEDICAL-BIOMEDICAL/GENERICS — 1.6%
4,686	Abcam PLC*,6	106,044
14,142	Horizon Therapeutics PLC*,5,6	1,636,088
		1,742,132
	OIL COMP-EXPLORATION & PRODUCTION — 2.0%
16,889	Denbury, Inc.*,5	1,655,252
29,239	Earthstone Energy, Inc.*	591,797
		2,247,049
	OIL COMP-INTEGRATED — 0.0%
1	Chevron Corp.	167

	PIPELINES — 0.0%
1	ONEOK, Inc.[5]	45

	REINSURANCE — 0.6%
21,513	Argo Group International Holdings Ltd.[5,6]	641,948

	REITS-HOTELS — 0.0%
3,739	Hersha Hospitality Trust	36,867

	REITS-SHOPPING CENTERS — 0.3%
35,325	RPT Realty	373,032

	SPECIFIED PURPOSE ACQUISITIONS — 10.9%
539	7GC & Co. Holdings, Inc. - Class A*	5,700
5,000	Accretion Acquisition Corp.*,5	52,400
3,517	Acropolis Infrastructure Acquisition Corp. - Class A*	36,155
2,437	Adit EdTech Acquisition Corp.*,5	26,027
10,000	Alpha Partners Technology Merger Corp.*,5,6	105,850
4,235	Alpha Star Acquisition Corp.*,5,6	46,119
19,505	AlphaVest Acquisition Corp.*,6	206,168
5,800	Andretti Acquisition Corp. - Class A*,5,6	62,350
15,935	AP Acquisition Corp. - Class A*,5,6	174,966
21

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
6,894	Apollo Strategic Growth Capital II - Class A5,6	$72,456
1,025	APx Acquisition Corp. I - Class A*,5,6	11,244
40,000	Ares Acquisition Corp. - Class A*,5,6	430,400
25,000	Ares Acquisition Corp. II - Class A*,5,6	256,750
31,602	Battery Future Acquisition Corp. - Class A*,5,6	343,830
2,029	Beard Energy Transition Acquisition Corp. - Class A*	21,812
25,000	BioPlus Acquisition Corp. - Class A*,5,6	270,750
24,725	Black Mountain Acquisition Corp. - Class A*,5	263,816
1,894	Blue World Acquisition Corp. - Class A*,6	20,645
16,503	BlueRiver Acquisition Corp. - Class A*,6	174,189
20,000	Bukit Jalil Global Acquisition 1 Ltd.*,6	205,600
15,628	BurTech Acquisition Corp. - Class A*,5	165,188
9,910	byNordic Acquisition Corp. - Class A*	106,830
773	C5 Acquisition Corp. - Class A*	8,480
12,000	Cartica Acquisition Corp. - Class A*,5,6	129,120
1,139	Cetus Capital Acquisition Corp. - Class A*,5	11,914
2,266	CF Acquisition Corp. IV - Class A*	24,201
38,700	CF Acquisition Corp. VII - Class A*,5	414,090
7,078	Chenghe Acquisition Co. - Class A*,5,6	76,655
25,000	Churchill Capital Corp. V - Class A*,5	260,000
2,466	Churchill Capital Corp. VII - Class A*,5	25,770
15,000	Coliseum Acquisition Corp. - Class A*,5,6	159,600
25,001	Compass Digital Acquisition Corp. - Class A*,5,6	262,261
5,995	Concord Acquisition Corp. III - Class A*	63,667
10,000	Constellation Acquisition Corp. I - Class A*,5,6	107,900
11,242	Denali Capital Acquisition Corp. - Class A*,5,6	122,763
5	Distoken Acquisition Corp.*,5,6	53
26,453	DUET Acquisition Corp. - Class A*	283,312
25,000	Enphys Acquisition Corp. - Class A*,5,6	262,500
1,877	EVe Mobility Acquisition Corp. - Class A*,6	20,046
25,000	Everest Consolidator Acquisition Corp. - Class A*	270,500
6,352	Feutune Light Acquisition Corp. - Class A*	67,839
21,876	Finnovate Acquisition Corp. - Class A*,6	238,230
2,980	Focus Impact Acquisition Corp. - Class A	32,333
20,175	Forbion European Acquisition Corp. - Class A*,5,6	220,916
30,182	FTAC Emerald Acquisition Corp. - Class A*	315,704
8,972	Global Partner Acquisition Corp. II - Class A*,5,6	97,167
992	Global Star Acquisition, Inc. - Class A*,5	10,515
1,880	Golden Star Acquisition Corp.*,5,6	19,364
7,289	Goldenstone Acquisition Ltd.*,5	78,065
10,000	Gores Holdings IX, Inc. - Class A*,5	103,900
24,030	Haymaker Acquisition Corp. IV*,6	244,385
22

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
8,690	Hennessy Capital Investment Corp. VI - Class A*	$89,768
1,015	HH&L Acquisition Co. - Class A*,6	10,779
1,102	Horizon Space Acquisition I Corp.*,5,6	11,615
123	Iconic Sports Acquisition Corp. - Class A6	1,331
24,548	Inflection Point Acquisition Corp. II - Class A*,5,6	250,635
10,415	Investcorp Europe Acquisition Corp. I - Class A*,5,6	113,315
19,929	Israel Acquisitions Corp.*,5,6	210,251
3,671	IX Acquisition Corp. - Class A*,6	40,014
25,000	Jaguar Global Growth Corp. I	265,500
7,885	Juniper II Corp. - Class A*,5	83,542
2,589	Kensington Capital Acquisition Corp. V - Class A*,6	27,366
5,549	Kernel Group Holdings, Inc. - Class A*,5,6	58,819
556	L Catterton Asia Acquisition Corp. - Class A*,5,6	5,910
4,600	LatAmGrowth SPAC	49,496
20,000	Learn CW Investment Corp. - Class A*,5,6	212,200
10,000	LIV Capital Acquisition Corp. II - Class A*,5,6	108,500
16,712	Live Oak Crestview Climate Acquisition Corp. - Class A*,5	172,635
2,352	Mobiv Acquisition Corp.[5]	25,143
2,334	Monterey Capital Acquisition Corp - Class A*,5	24,764
6,712	Mountain & Co. I Acquisition Corp. - Class A*,5,6	75,174
25,000	Nabors Energy Transition Corp. II - Class A*,6	254,250
3,817	Oak Woods Acquisition Corp. - Class A*,5,6	39,849
25,000	Patria Latin American Opportunity Acquisition Corp. - Class A*,5,6	274,750
25,000	Pearl Holdings Acquisition Corp. - Class A*,5,6	268,000
1,546	Pegasus Digital Mobility Acquisition Corp. - Class A*,6	16,913
4,304	Pono Capital Three, Inc. - Class A*,6	45,407
1,354	PowerUp Acquisition Corp. - Class A*,6	15,774
20,004	Project Energy Reimagined Acquisition Corp. - Class A*,5,6	209,642
17,701	PROOF Acquisition Corp. I - Class A*,5	190,109
6,829	Pyrophyte Acquisition Corp. - Class A*,6	74,504
10,000	RCF Acquisition Corp. - Class A*,5,6	109,400
5,000	RF Acquisition Corp. - Class A*,5	53,250
22,560	Rigel Resource Acquisition Corp. - Class A*,5,6	245,678
1,237	Schultze Special Purpose Acquisition Corp. - Class A*	13,112
10,006	Screaming Eagle Acquisition Corp. - Class A*,5,6	104,663
14,769	SDCL EDGE Acquisition Corp. - Class A*,5,6	156,551
3,172	Seaport Global Acquisition II Corp. - Class A*	33,909
2,335	Semper Paratus Acquisition Corp.*,5,6	25,335
8,776	Slam Corp. - Class A*,5,6	94,605
10,000	Spring Valley Acquisition Corp. II - Class A*,5,6	107,000
2,691	Swiftmerge Acquisition Corp. - Class A*,6	28,605
9,947	Target Global Acquisition I Corp. - Class A*,6	108,024
23

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
398	TLGY Acquisition Corp. - Class A*,6	$4,376
27,417	TortoiseEcofin Acquisition Corp. III - Class A*,5,6	287,330
4,177	Trajectory Alpha Acquisition Corp. - Class A*,5	43,942
25,298	Tristar Acquisition I Corp. - Class A*,5,6	270,438
7,137	Valuence Merger Corp. I - Class A*,5,6	79,292
		11,981,960
	TOTAL COMMON STOCKS
	(Cost $26,074,589)	26,367,007
	MASTER LIMITED PARTNERSHIPS — 0.7%
5,848	Green Plains Partners LP	87,018
30,711	Holly Energy Partners LP	674,414
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $774,015)	761,432
	PREFERRED STOCKS — 0.2%
	REAL ESTATE — 0.2%
2,906	Hersha Hospitality Trust - Series C, 6.875%[2,7]	71,720
3,805	Hersha Hospitality Trust - Series D, 6.500%[2,7]	94,174
2,165	Hersha Hospitality Trust - Series E, 6.500%[2,7]	53,562
		219,456
	TOTAL PREFERRED STOCKS
	(Cost $220,890)	219,456

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 29.7%
	CALL OPTIONS — 13.3%
	S&P 500 Index
100	Exercise Price: $4,000.00, Notional Amount: $40,000,000, Expiration Date: October 20, 2023*	3,048,500
17	Exercise Price: $1,000.00, Notional Amount: $1,700,000, Expiration Date: December 15, 2023*	5,592,915
166	Exercise Price: $4,000.00, Notional Amount: $66,400,000, Expiration Date: December 15, 2023*	6,006,710
	TOTAL CALL OPTIONS
	(Cost $18,464,651)	14,648,125
	PUT OPTIONS — 16.4%
	Activision Blizzard, Inc.
24

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Contracts		Value
	PUT OPTIONS (Continued)
159	Exercise Price: $85.00, Notional Amount: $1,351,500, Expiration Date: October 20, 2023*	$9,699
	S&P 500 Index
100	Exercise Price: $5,000.00, Notional Amount: $50,000,000, Expiration Date: October 20, 2023*	6,992,500
17	Exercise Price: $2,000.00, Notional Amount: $3,400,000, Expiration Date: December 15, 2023*	723
166	Exercise Price: $5,000.00, Notional Amount: $83,000,000, Expiration Date: December 15, 2023*	11,099,590
	TOTAL PUT OPTIONS
	(Cost $14,372,920)	18,102,512
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $32,837,571)	32,750,637

Number of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: December 30, 2029*,5,8	1,034
	TOTAL RIGHTS
	(Cost $1,034)	1,034

	UNITS — 0.2%
	SPECIFIED PURPOSE ACQUISITIONS — 0.2%
3,293	Aimfinity Investment Corp. I*,5,6	35,136
20,570	Keen Vision Acquisition Corp.*,5,6	210,431
		245,567
	TOTAL UNITS
	(Cost $242,763)	245,567
	WARRANTS — 0.0%
6	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,6	1
12,274	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,6	2,110
12,500	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,6	2,125
	TOTAL WARRANTS
	(Cost $0)	4,236
25

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 17.7%
19,492,854	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.27%[5,9]	$19,492,855
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,492,855)	19,492,855
	TOTAL INVESTMENTS — 104.6%
	(Cost $114,768,482)	115,276,519
	Liabilities in Excess of Other Assets — (4.6)%	(5,089,049)
	TOTAL NET ASSETS — 100.0%	$110,187,470
	SECURITIES SOLD SHORT — (3.2)%
	COMMON STOCKS — (3.2)%
	ENERGY-ALTERNATE SOURCE — (0.1)%
(2,368)	Green Plains, Inc.*	(71,277)

	FOOD-CONFECTIONER — (0.1)%
(763)	J M Smucker Co.	(93,780)

	GAS-TRANSPORTATION — (0.1)%
(3,588)	Brookfield Infrastructure Corp. - Class A6	(126,800)

	OIL COMP-EXPLORATION & PRODUCTION — (0.5)%
(42,281)	Permian Resources Corp.	(590,243)

	OIL COMP-INTEGRATED — (1.5)%
(14,182)	Exxon Mobil Corp.	(1,667,519)

	OIL REFINING & MARKETING — (0.5)%
(9,677)	HF Sinclair Corp.	(550,912)

	REITS-SHOPPING CENTERS — (0.4)%
(21,368)	Kimco Realty Corp.	(375,863)
	TOTAL COMMON STOCKS
	(Proceeds $3,487,975)	(3,476,394)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,487,975)	$(3,476,394)

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (5.3)%
CALL OPTIONS — (3.5)%
Activision Blizzard, Inc.
(52)	Exercise Price: $95.00, Notional Amount: $(494,000), Expiration Date: November 17, 2023*	(312)
26

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Contracts		Value
	CALL OPTIONS (Continued)
(216)	Exercise Price: $95.00, Notional Amount: $(2,052,000), Expiration Date: January 19, 2024*	$(2,052)
	NextGen Healthcare, Inc.
(17)	Exercise Price: $25.00, Notional Amount: $(42,500), Expiration Date: January 19, 2024*	(128)
(7)	Exercise Price: $25.00, Notional Amount: $(17,500), Expiration Date: March 15, 2024*	(35)
	Reata Pharmaceuticals, Inc.
(11)	Exercise Price: $175.00, Notional Amount: $(192,500), Expiration Date: October 20, 2023*	—
	S&P 500 Index
(100)	Exercise Price: $5,000.00, Notional Amount: $(50,000,000), Expiration Date: October 20, 2023*	(300)
(17)	Exercise Price: $2,000.00, Notional Amount: $(3,400,000), Expiration Date: December 15, 2023*	(3,906,855)
(166)	Exercise Price: $5,000.00, Notional Amount: $(83,000,000), Expiration Date: December 15, 2023*	(12,450)
	TOTAL CALL OPTIONS
	(Proceeds $4,259,747)	(3,922,132)

	PUT OPTIONS — (1.8)%
	iShares 20 Plus Year Treasury Bond ETF
(50)	Exercise Price: $89.00, Notional Amount: $(445,000), Expiration Date: October 20, 2023*	(8,575)
(240)	Exercise Price: $90.00, Notional Amount: $(2,160,000), Expiration Date: October 20, 2023*	(54,600)
(100)	Exercise Price: $93.00, Notional Amount: $(930,000), Expiration Date: December 15, 2023*	(55,000)
(630)	Exercise Price: $95.00, Notional Amount: $(5,985,000), Expiration Date: December 15, 2023*	(444,150)
	S&P 500 Index
(100)	Exercise Price: $4,000.00, Notional Amount: $(40,000,000), Expiration Date: October 20, 2023*	(68,500)
(12)	Exercise Price: $4,400.00, Notional Amount: $(5,280,000), Expiration Date: October 20, 2023*	(141,540)
(8)	Exercise Price: $4,500.00, Notional Amount: $(3,600,000), Expiration Date: October 20, 2023*	(163,120)
(14)	Exercise Price: $4,550.00, Notional Amount: $(6,370,000), Expiration Date: October 20, 2023*	(353,640)
(17)	Exercise Price: $1,000.00, Notional Amount: $(1,700,000), Expiration Date: December 15, 2023*	(51)
27

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023

Number of Contracts		Value
	PUT OPTIONS (Continued)
(166)	Exercise Price: $4,000.00, Notional Amount: $(66,400,000), Expiration Date: December 15, 2023*	$(660,680)
	TOTAL PUT OPTIONS
	(Proceeds $1,101,325)	(1,949,856)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $5,361,072)	$(5,871,988)

ETF — Exchange-Traded Fund

LP — Limited Partnership

PLC — Public Limited Company

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $35,353,952, which represents 32.09% of the total net assets of the Fund.
2	Callable.
3	Variable rate security.
4	Affiliated company.
5	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral is $11,325,526, which represents 10.28% of the total net assets of the Fund.
6	Foreign security denominated in U.S. Dollars.
7	Perpetual security. Maturity date is not applicable.
8	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $1,034, which represents 0% of total net assets of the Fund.
9	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

28

First Trust Multi-Strategy Fund

SUMMARY OF INVESTMENTS

As of September 30, 2023

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	0.1%
Collateralized Loan Obligations	32.0%
Collateralized Mortgage Obligations	0.1%
Common Stocks
Specified Purpose Acquisitions	10.9%
Entertainment Software	3.8%
Oil Comp-Exploration & Production	2.0%
Medical-Biomedical/Generics	1.6%
Enterprise Software/Service	1.2%
Food-Baking	0.8%
Diversified Manufacturing	0.7%
Reinsurance	0.6%
Electronic Measuring Instruments	0.5%
Hazardous Waste Disposal	0.4%
REITS-Shopping Centers	0.3%
Medical Information Systems	0.3%
Machinery-Pumps	0.3%
Computer Software	0.2%
Distribution/Wholesale	0.2%
Gas-Transportation	0.1%
Oil Comp-Integrated	0.0%
REITS-Hotels	0.0%
Pipelines	0.0%
Total Common Stocks	23.9%
Master Limited Partnerships	0.7%
Preferred Stocks	0.2%
Purchased Options Contracts	29.7%
Rights	0.0%
Units
Specified Purpose Acquisitions	0.2%
Warrants	0.0%
Short-Term Investments	17.7%
Total Investments	104.6%
Liabilities in Excess of Other Assets	(4.6)%
Total Net Assets	100.0%

Please refer to Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

29

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2023

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$1,423,734,628	$81,739,158
Investments in affiliated issuers, at cost	612,390,835	191,753
Purchased options contracts, at cost	449,374	32,837,571
Investments, at value	$1,436,333,541	$82,447,132
Investments in affiliated issuers, at value	629,627,051	78,750
Purchased options contracts, at value	544,669	32,750,637
Cash deposited with brokers for securities sold short and written options contracts	199,636,882	4,450,364
Receivables:
Investment securities sold	70,648,992	1,615,703
Fund shares sold	1,784,391	471,749
Dividends and interest	3,142,892	850,181
Prepaid expenses	136,255	26,357
Total assets	2,341,854,673	122,690,873
Liabilities:
Securities sold short, proceeds	$201,849,169	$3,487,975
Written options contracts, proceeds	126,517	5,361,072
Securities sold short, at value	$201,787,723	$3,476,394
Written options contracts, at value	149,903	5,871,988
Payables:
Investment securities purchased	65,074,882	2,987,261
Fund shares redeemed	1,690,566	18,194
Advisory fees	2,152,793	93,816
Shareholder servicing fees (Note 8)	275,467	14,363
Distribution fees (Note 7)	13,759	2,350
Fund services fees	505,016	-
Trustees' deferred compensation (Note 3)	55,621	10,463
Auditing fees	16,048	15,532
Trustees' fees and expenses	6,632	278
Shareholder reporting fees	4,326	2,551
Chief Compliance Officer fees	3,261	2,208
Legal fees	833	4,575
Accrued other expenses	9,489	3,430
Total liabilities	271,746,319	12,503,403
Commitments and contingencies (Note 3)
Net Assets	$2,070,108,354	$110,187,470
30

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2023

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,001,463,797	$111,126,677
Total distributable earnings (accumulated deficit)	68,644,557	(939,207)
Net Assets	$2,070,108,354	$110,187,470
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$53,504,932	$9,539,401
Number of shares issued and outstanding	5,006,576	404,813
Redemption price per share*	$10.69	$23.56
Maximum sales charge (5.75%, 4.50%, respectively, of offering price)**	0.65	1.11
Maximum offering price to public	$11.34	$24.67
Class C Shares:***
Net assets applicable to shares outstanding	$-	$276,704
Number of shares issued and outstanding	-	11,488
Redemption price per share****	$-	$24.09
Class I Shares:
Net assets applicable to shares outstanding	$2,016,603,422	$100,371,365
Number of shares issued and outstanding	184,693,254	4,178,706
Redemption price per share	$10.92	$24.02

*	A Contingent Deferred Sales Charge ("CDSC") of 1.00% and 0.50%, respectively, for the Merger Arbitrage Fund and Multi-Strategy Fund may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
**	There are no sales charges on investments of $1 million or more for Merger Arbitrage Fund and $250,000 or more for the Multi-Strategy Fund. On sales of $25,000 or more, the sales charge will be reduced for both Funds.
***	Commenced public offering on November 14, 2022.
****	A CDSC of 1.00% for the Multi-Strategy Fund may be imposed on any redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

31

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2023

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment income:
Dividends	$17,339,607	$110,883
Interest	18,562,134	1,214,264
Total investment income	35,901,741	1,325,147
Expenses:
Advisory fees	29,881,876	505,226
Shareholder servicing fees - Class A (Note 8)	113,537	5,749
Shareholder servicing fees - Class C (Note 8)	-	149
Shareholder servicing fees - Class I (Note 8)	1,893,522	37,750
Distribution fees - Class A (Note 7)	188,966	9,687
Distribution fees - Class C (Note 7)	-	999
Dividends on securities sold short	6,930,971	50,301
Fund services fees	2,455,157	39,369
Shareholder reporting fees	174,265	41,601
Registration fees	173,541	43,552
Miscellaneous	50,935	5,985
Trustees' fees and expenses	47,894	1,920
Legal fees	40,178	24,889
Insurance fees	32,642	422
Chief Compliance Officer fees	18,406	26,183
Auditing fees	16,545	16,079
Interest expense	-	86
Total expenses	42,018,435	809,947
Fees paid indirectly (Note 3)	-	(95,810)
Net expenses	42,018,435	714,137
Net investment income (loss)	(6,116,694)	611,010

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	57,188,712	(1,052,633)
Investments in affiliated issuers	6,308,647	-
Purchased options contracts	(2,381,629)	8,277,537
Securities sold short	7,127,974	3,410
Written options contracts	964,162	(6,469,364)
Net realized gain (loss)	69,207,866	758,950
Net change in unrealized appreciation/depreciation on:
Investments	27,968,456	1,780,749
Investments in affiliated issuers	17,089,950	44,499
Purchased options contracts	95,295	1,091,563
Securities sold short	(21,208,181)	(27,949)
Written options contracts	(260,061)	(1,585,463)
Net change in unrealized appreciation/depreciation	23,685,459	1,303,399
Net realized and unrealized gain (loss)	92,893,325	2,062,349
Net Increase (Decrease) in Net Assets from Operations	$86,776,631	$2,673,359

See accompanying Notes to Financial Statements.

32

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(6,116,694)	$(7,271,686)
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short and written options contracts	69,207,866	10,361,478
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short and written options contracts	23,685,459	10,648,494
Net increase (decrease) in net assets resulting from operations	86,776,631	13,738,286

Distributions to Shareholders:
Distributions:
Class A	(652,633)	(4,692,018)
Class I	(20,127,121)	(49,749,615)
Total distributions to shareholders	(20,779,754)	(54,441,633)

Capital Transactions:
Net proceeds from shares sold:
Class A	35,024,444	51,062,971
Class I	1,256,230,520	1,842,927,021
Reinvestment of distributions:
Class A	637,869	4,596,214
Class I	18,674,296	41,128,488
Cost of shares redeemed:
Class A1	(64,408,013)	(27,589,979)
Class I2	(1,417,379,505)	(379,096,312)
Net increase (decrease) in net assets from capital transactions	(171,220,389)	1,533,028,403
Total increase (decrease) in net assets	(105,223,512)	1,492,325,056

Net Assets:
Beginning of period	2,175,331,866	683,006,810
End of period	$2,070,108,354	$2,175,331,866
33

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Capital Share Transactions:
Shares sold:
Class A	3,333,414	4,878,329
Class I	117,089,250	174,102,221
Shares reinvested:
Class A	60,924	444,079
Class I	1,750,168	3,905,839
Shares redeemed:
Class A	(6,105,682)	(2,645,420)
Class I	(131,670,160)	(35,680,305)
Net increase (decrease) in capital share transactions	(15,542,086)	145,004,743

[1]	Net of redemption fee proceeds of $3,551 and $2,508, respectively.
[2]	Net of redemption fee proceeds of $111,245 and $68,332, respectively.

See accompanying Notes to Financial Statements.

34

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$611,010	$529,135
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	758,950	(865,463)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short and written options contracts	1,303,399	(1,293,937)
Net increase (decrease) in net assets resulting from operations	2,673,359	(1,630,265)

Distributions to Shareholders:
Distributions:
Class A	(82,376)	(17,718)
Class C1	(1,863)	-
Class I	(910,983)	(358,557)
From return of capital:
Class A	(139,592)	(43,133)
Class C	(3,474)	-
Class I	(1,393,838)	(1,026,523)
Total distributions to shareholders	(2,532,126)	(1,445,931)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,049,820	103,364
Class C1	271,780	-
Class I	104,899,128	6,809,918
Reinvestment of distributions:
Class A	217,639	54,601
Class C1	5,293	-
Class I	2,118,657	1,261,837
Cost of shares redeemed:
Class A	(800,619)	(864,645)
Class C1	(231)	-
Class I	(25,079,247)	(22,860,846)
Net increase (decrease) in net assets from capital transactions	90,682,220	(15,495,771)
Total increase (decrease) in net assets	90,823,453	(18,571,967)

Net Assets:
Beginning of period	19,364,017	37,935,984
End of period	$110,187,470	$19,364,017
35

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Capital Share Transactions:
Shares sold:
Class A	384,114	4,186
Class C1	11,278	-
Class I	4,364,731	262,415
Shares reinvested:
Class A	9,248	2,224
Class C1	220	-
Class I	88,470	50,313
Shares redeemed:
Class A	(34,212)	(34,265)
Class C1	(10)	-
Class I	(1,047,578)	(906,617)
Net increase (decrease) in capital share transactions	3,776,261	(621,744)

[1]	Commenced public offering on November 14, 2022.

See accompanying Notes to Financial Statements.

36

First Trust Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2023

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$86,776,631
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(7,299,373,977)
Sales of long-term investments	7,753,619,363
Return of capital dividends received	5,728,568
Proceeds from securities sold short	691,349,550
Cover short securities	(586,055,938)
Proceeds from written options	1,031,401
Closed written options	(69,592)
Purchases/Sales of short-term investments, net	(181,457,481)
(Increase) Decrease in Assets:
Investment securities sold receivable	(69,526,877)
Dividends and interest receivables	(2,060,676)
Prepaid expenses and other assets	(35,784)
Increase (Decrease) in Liabilities:
Investment securities purchased payable	(12,945,439)
Advisory fees payable	(10,091)
Accrued expenses	178,174
Net realized (gain)/loss	(68,559,485)
Net change in unrealized appreciation/depreciation	(23,685,459)
Net cash provided by (used for) operating activities	294,902,888

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	1,305,560,880
Cost of shares redeemed	(1,484,974,921)
Dividends paid to shareholders, net of reinvestments	(1,467,589)
Net cash provided by (used for) financing activities	(180,881,630)

Net increase (decrease) in cash	114,021,258

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	85,615,624
Total beginning cash and cash equivalents	85,615,624

Ending cash balance	-
Ending cash held at brokers	199,636,882
Total ending cash and cash equivalents	$199,636,882
Non cash financing activities not included herein consist of $19,312,165 of reinvested dividends.

See accompanying Notes to Financial Statements.

37

First Trust Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2023

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$2,673,359
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(266,340,723)
Sales of long-term investments	203,182,924
Return of capital dividends received	338,219
Proceeds from securities sold short	7,745,064
Cover short securities	(4,606,116)
Proceeds from written options	95,986,172
Closed written options	(106,129,931)
Purchases/Sales of short-term investments, net	(15,001,545)
(Increase) Decrease in Assets:
Investment securities sold receivable	(1,413,319)
Dividends and interest receivables	(812,360)
Prepaid expenses and other assets	(15,733)
Increase (Decrease) in Liabilities:
Cash due to custodian payable	(453,036)
Investment securities purchased payable	2,646,721
Advisory fees payable	73,663
Accrued expenses	22,357
Net amortization on investments	(29,437)
Net realized (gain)/loss	(722,987)
Net change in unrealized appreciation/depreciation	(1,303,399)
Net cash provided by (used for) operating activities	(84,160,107)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	113,748,979
Cost of shares redeemed	(25,995,341)
Dividends paid to shareholders, net of reinvestments	(190,537)
Net cash provided by (used for) financing activities	87,563,101

Net increase (decrease) in cash	3,402,994

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	1,047,370
Total beginning cash and cash equivalents	1,047,370

Ending cash balance	-
Ending cash held at brokers	4,450,364
Total ending cash and cash equivalents	$4,450,364
Supplemental disclosure of interest expense paid	$86
Non cash financing activities not included herein consist of $2,341,589 of reinvested dividends.

See accompanying Notes to Financial Statements.

38

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.40	$11.16	$10.33	$10.86	$10.51
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.09)	(0.04)	(0.14)	- [2]
Net realized and unrealized gain (loss)	0.43	0.18	0.96	0.19	0.55
Total from investment operations	0.37	0.09	0.92	0.05	0.55

Less Distributions:
From net investment income	-	(0.27)	-	-	(0.10)
From net realized gain	(0.08)	(0.58)	(0.09)	(0.58)	(0.10)
Total distributions	(0.08)	(0.85)	(0.09)	(0.58)	(0.20)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.69	$10.40	$11.16	$10.33	$10.86

Total return[3]	3.58%	0.91%	8.95%	0.47%	5.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,505	$80,293	$56,252	$43,870	$58,887

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.07%	2.19%	2.08%	2.40%	2.78%
After fees waived and expenses absorbed/recovered[4]	2.07%	2.19%	2.08%	2.40%	2.78%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.57)%	(0.86)%	(0.38)%	(1.34)%	0.03%
After fees waived and expenses absorbed/recovered	(0.57)%	(0.86)%	(0.38)%	(1.34)%	0.03%

Portfolio turnover rate	367%	294%	459%	644%	716%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.29% for the year ended September 30, 2023. For the years ended September 30, 2022, 2021, 2020, and 2019, the ratios would have been lowered by 0.39%, 0.23%, 0.55%, and 0.95%, respectively.

See accompanying Notes to Financial Statements.

39

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.61	$11.36	$10.48	$10.97	$10.62
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	(0.01)	(0.11)	0.04
Net realized and unrealized gain (loss)	0.43	0.19	0.98	0.20	0.54
Total from investment operations	0.40	0.13	0.97	0.09	0.58

Less Distributions:
From net investment income	(0.01)	(0.30)	-	-	(0.13)
From net realized gain	(0.08)	(0.58)	(0.09)	(0.58)	(0.10)
Total distributions	(0.09)	(0.88)	(0.09)	(0.58)	(0.23)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.92	$10.61	$11.36	$10.48	$10.97

Total return[3]	3.82%	1.27%	9.30%	0.85%	5.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,016,603	$2,095,039	$626,755	$485,864	$576,943

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	1.75%	1.88%	1.77%	2.07%	2.47%
After fees waived and expenses absorbed/recovered[4]	1.75%	1.88%	1.77%	2.07%	2.47%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.25)%	(0.55)%	(0.07)%	(1.01)%	0.34%
After fees waived and expenses absorbed/recovered	(0.25)%	(0.55)%	(0.07)%	(1.01)%	0.34%

Portfolio turnover rate	367%	294%	459%	644%	716%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.29% for the year ended September 30, 2023. For the years ended September 30, 2022, 2021, 2020, and 2019, the ratios would have been lowered by 0.39%, 0.23%, 0.55%, and 0.95%, respectively.

See accompanying Notes to Financial Statements.

40

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.20	$25.84	$23.90	$27.08	$25.62
Income from Investment Operations:
Net investment income (loss)[1]	0.27	0.36	0.86	0.35	0.41
Net realized and unrealized gain (loss)	1.28	(1.82)	2.34	(0.98)	1.72
Net increase from payments by affiliates	-	-	- [2,3]	-	-
Total from investment operations	1.55	(1.46)	3.20	(0.63)	2.13

Less Distributions:
From net investment income	(0.54)	(0.24)	(0.89)	(0.58)	(0.67)
From net realized gain	-	-	-	(1.62)	-
From return of capital	(0.65)	(0.94)	(0.37)	(0.35)	-
Total distributions	(1.19)	(1.18)	(1.26)	(2.55)	(0.67)

Net asset value, end of period	$23.56	$23.20	$25.84	$23.90	$27.08

Total return[4]	6.83%	(5.82)%	13.53%	(2.45)%	8.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,539	$1,059	$1,900	$2,460	$5,554

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.18%	2.33%	2.29%	2.19%	2.49%
After fees waived and expenses absorbed/recovered[5]	1.96%	2.02%	2.05%	2.10%	2.33%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.93%	1.12%	3.12%	1.30%	1.42%
After fees waived and expenses absorbed/recovered	1.15%	1.43%	3.36%	1.39%	1.58%

Portfolio turnover rate	254%	190%	170%	223%	286%

[1]	Based on average shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.12% for the year ended September 30, 2023. For the years ended September 30, 2022, 2021 ,2020, and 2019 the ratios would have been lowered by 0.17%, 0.27%, 0.31%, and 0.50%, respectively.

See accompanying Notes to Financial Statements.

41

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period November 14, 2022* through September 30, 2023
Net asset value, beginning of period	$23.78
Income from Investment Operations:
Net investment income (loss)[1]	0.08
Net realized and unrealized gain (loss)	1.26
Total from investment operations	1.34

Less Distributions:
From net investment income	(0.48)
From return of capital	(0.55)
Total distributions	(1.03)

Net asset value, end of period	$24.09

Total return[2]	5.75%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$277

Ratio of expenses to average net assets (including dividends on securities sold short):
Before fees waived and expenses absorbed/recovered[4]	2.92%[5]
After fees waived and expenses absorbed/recovered[4]	2.70%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short):
Before fees waived and expenses absorbed/recovered	0.16%[5]
After fees waived and expenses absorbed/recovered	0.38%[5]

Portfolio turnover rate	254%[3]

*	Commencement of public offering.
[1]	Based on average daily shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	If dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.11% for the year ended September 30, 2023.
[5]	Annualized.

See accompanying Notes to Financial Statements.

42

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.68	$26.36	$24.35	$27.57	$26.17
Income from Investment Operations:
Net investment income (loss)[1]	0.36	0.44	0.93	0.42	0.50
Net realized and unrealized gain (loss)	1.30	(1.86)	2.41	(1.01)	1.74
Net increase from payments by affiliates	-	-	- [2,3]	-	-
Total from investment operations	1.66	(1.42)	3.34	(0.59)	2.24

Less Distributions:
From net investment income	(0.59)	(0.26)	(0.94)	(0.64)	(0.84)
From net realized gain	-	-	-	(1.62)	-
From return of capital	(0.73)	(1.00)	(0.39)	(0.37)	-
Total distributions	(1.32)	(1.26)	(1.33)	(2.63)	(0.84)

Net asset value, end of period	$24.02	$23.68	$26.36	$24.35	$27.57

Total return[4]	7.19%	(5.54)%	13.84%	(2.23)%	8.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,371	$18,305	$36,036	$45,706	$47,554

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	1.89%	2.01%	2.06%	1.92%	2.17%
After fees waived and expenses absorbed/recovered[5]	1.67%	1.71%	1.82%	1.83%	2.01%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.26%	1.43%	3.35%	1.57%	1.74%
After fees waived and expenses absorbed/recovered	1.48%	1.74%	3.59%	1.66%	1.90%

Portfolio turnover rate	254%	190%	170%	223%	286%

[1]	Based on average shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.12% for the year ended September 30, 2023. For the periods ended 2022, 2021, 2020 and September 30, 2019, the ratios would have been lowered by 0.17%, 0.27%, 0.31%, and 0.50%, respectively.

See accompanying Notes to Financial Statements.

43

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

Note 1 – Organization

First Trust Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

On November 14, 2022, the Fund commenced public offerings of Class C shares.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

44

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and ask prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the securities were upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

45

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Rights

The Funds may invest in rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. Rights do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Rights tend to be more volatile than the underlying stock, and if at a right’s expiration date the stock is trading at a price below the price set in the rights, the right will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the right, a Fund can acquire the stock at a price below its market value. The prices of rights do not necessarily parallel the prices of the underlying securities. An investment in rights may be considered speculative.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

46

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions monthly based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. The Multi-Strategy Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Monthly

47

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%

The Advisor has engaged Glenmede Investment Management, LP and Palmer Square Capital Management, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees. Prior to July 24, 2023, Angel Oak Capital Advisors, LLC served as a Sub-Advisor to the Multi-Strategy Fund.

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class C Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	-	1.55%
Multi-Strategy Fund	1.85%	2.60%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2024 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

48

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2023, are reported as “Fund services fees” on the Statements of Operations. UMBFS, UMB Bank, n.a., and MFAC have voluntarily waived their fees that they would otherwise be paid, and/or to assume expenses in the amount of $95,810 for the Multi-Strategy Fund for the year ended September 30, 2023. This amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”) and is an affiliate of the Adviser. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the year ended September 30, 2023, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended September 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended September 30, 2023, are reported on the Statements of Operations.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the year ended September 30, 2023, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

49

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Note 4 – Federal Income Taxes

At September 30, 2023, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$1,853,588,324	$106,116,660

Gross unrealized appreciation	$20,508,961	$5,198,137
Gross unrealized depreciation	(9,529,650)	(5,386,591)
Net unrealized appreciation (depreciation) on investments	$10,979,311	$(188,454)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Merger Arbitrage Fund	$688	$(688)
Multi-Strategy Fund	(33,532)	33,532

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$57,720,867	$-
Undistributed long-term capital gains	-	-
Accumulated earnings	57,720,867	-

Accumulated capital and other losses	-	(740,290)
Unrealized appreciation (depreciation) on investments	10,979,311	(188,454)
Unrealized deferred compensation	(55,621)	(10,463)
Total accumulated earnings (accumulated deficit)	$68,644,557	$(939,207)

50

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The tax character of distributions paid during the years ended September 30, 2023 and 2022 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2023	2022	2023	2022
Ordinary income	$19,702,459	$48,501,516	$995,222	$376,275
Net long-term capital gains	1,077,295	5,940,117	-	-
Return of Capital	-	-	1,536,904	1,069,656
Total taxable distributions	$20,779,754	$54,441,633	$2,532,126	$1,445,931

As of September 30, 2023, the Multi-Strategy Fund had net capital loss carryovers as follows:

Not subject to expiration:	Short-term	Long-term	Total
Multi-Strategy Fund	$-	$740,290	$740,290

During the year ended September 30, 2023, the Fund utilized $0 of capital loss carryovers.

As of September 30, 2023, the Multi-Strategy had qualified post October losses of $0.

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended September 30, 2023 and 2022, the Fund received $114,796 and $70,840, respectively, in redemption fees.

Note 6 – Investment Transactions

For the year ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$7,295,819,101	$7,752,895,489	$691,349,550	$586,055,938
Multi-Strategy Fund	105,609,209	53,637,292	7,745,064	4,606,116

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their shares.  With respect to Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I does not pay any distribution fees.

For the year ended September 30, 2023, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A and Class C shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

51

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

For the year ended September 30, 2023, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value:

52

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Merger Arbitrage	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks*	$1,651,539,265	$-	$-	$1,651,539,265
Master Limited Partnerships	47,690,804	-	-	47,690,804
Preferred Stocks*	17,464,061	-	-	17,464,061
Rights	-	-	293,496	293,496
Units	15,795,007	-	-	15,795,007
Short-Term Investments	332,962,672	-	-	332,962,672
Warrants	215,287	-	-	215,287
Total Investments	2,065,667,096	-	293,496	2,065,960,592
Purchased Options Contracts	544,669	-	-	544,669
Total Investments and Options	$2,066,211,765	$-	$293,496	$2,066,505,261

Liabilities
Securities Sold Short
Common Stocks*	$201,787,723	$-	$-	$201,787,723
Total Securities Sold Short	201,787,723	-	-	201,787,723
Written Options Contracts	149,903	-	-	149,903
Total Securities Sold Short and Options	$201,937,626	$-	$-	$201,937,626

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$82,966	$-	$82,966
Collateralized Loan Obligations	-	35,270,986	-	35,270,986
Collateralized Mortgage Obligations	-	80,343	-	80,343
Common Stocks*	26,367,007	-	-	26,367,007
Master Limited Partnerships	761,432	-	-	761,432
Preferred Stocks*	219,456	-	-	219,456
Rights	-	-	1,034	1,034
Units	245,567	-	-	245,567
Short-Term Investments	19,492,855	-	-	19,492,855
Warrants	4,236	-	-	4,236
Total Investments	47,090,553	35,434,295	1,034	82,525,882
Purchased Options Contracts	32,750,637	-	-	32,750,637
Total Investments and Options	$79,841,190	$35,434,295	$1,034	$115,276,519
Liabilities
Securities Sold Short
Common Stocks*	$3,476,394	$-	$-	$3,476,394
Total Securities Sold Short	3,476,394	-	-	3,476,394
Written Options Contracts	5,871,953	35	-	5,871,988
Total Securities Sold Short and Options	$9,348,347	$35	$-	$9,348,382

*	All common stocks and preferred stocks held in the Funds are Level 1. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Schedule of Investments.
53

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
Rights
Balance as of September 30, 2022	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	293,496
Net sales	-
Principal paydown	-
Balance as of September 30, 2023	$293,496
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

Multi-Strategy Fund
Rights
Balance as of September 30, 2022	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	1,034
Net sales	-
Principal paydown	-
Balance as of September 30, 2023	1,034
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

54

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:

Fund	Asset Class	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Merger Arbitrage Fund	Rights	$293,496	Asset Approach	Expected Remaining Distributions	$1.02	N/A	Increase
Multi-Strategy Fund	Rights	$1,034	Asset Approach	Expected Remaining Distributions	$1.02	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the year ended September 30, 2023.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2023, by risk category are as follows:

	Merger Arbitrage Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$544,669	Written options contracts, at value	$149,903

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$32,750,637	Written options contracts, at value	$5,871,988

The effects of derivative instruments on the Statements of Operations for the year ended September 30, 2023, are as follows:

55

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(2,381,629)	$964,162

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$8,277,537	$(6,469,364)

Merger Arbitrage Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$95,295	$(260,061)

Multi-Strategy Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$1,091,563	$(1,585,463)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2023, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$21,964,100
Options Contracts - Written	Average Notional Value	(55,107,700)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$72,619,100
Options Contracts - Written	Average Notional Value	(85,664,250)

56

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the year ended September 30, 2023.

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

First Trust Merger Arbitrage Fund

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Aesther Healthcare Acquisition Corp. - Class A⁽²⁾	5,671,489	-	(5,888,418)	267,021	(50,092)	-	-	-
Aetherium Acquisition Corp. - Class A⁽²⁾	6,475,910	-	(6,764,662)	302,215	(13,463)	-	-	-
Alpha Partners Technology Merger Corp.⁽¹⁾	322,165	14,501,600	-	-	(1,036)	692,891	15,515,620	-
AlphaVest Acquisition Corp.⁽¹⁾	-	5,549,383	-	-	-	(1,750)	5,547,633	-
Andretti Acquisition Corp. - Class A⁽¹⁾	1,004	19,159,402	(9,027,873)	111,841	-	290,626	10,535,000	-
AP Acquisition Corp. - Class A⁽¹⁾	-	17,319,438	(5,807,310)	23,724	-	360,594	11,896,446	-
Apollo Strategic Growth Capital II - Class A⁽¹⁾	2,526,996	51,083,922	(41,452,163)	476,951	(20,366)	383,407	12,998,747	-
Ares Acquisition Corp. - Class A⁽¹⁾	129,785	70,523,052	(40,040,142)	461,498	(1,761)	952,900	32,025,332	-
Battery Future Acquisition Corp. - Class A⁽¹⁾	3,723,235	22,812,215	(16,167,765)	322,396	(35,499)	77,091	10,731,673	-
Better World Acquisition Corp.⁽²⁾	10,760,828	4,426,245	(15,644,958)	500,073	(42,188)	-	-	-
BioPlus Acquisition Corp. - Class A⁽¹⁾	1,402,800	9,529,961	-	-	(8,200)	516,013	11,440,574	-
Bukit Jalil Global Acquisition 1 Ltd.⁽¹⁾	-	4,784,600	-	-	-	47,000	4,831,600	-
BurTech Acquisition Corp. - Class A⁽¹⁾	432,590	5,532,858	(489,847)	15,125	(925)	68,359	5,558,160	-
CF Acquisition Corp. VII - Class A⁽¹⁾	5,177,540	6,645,588	-	-	(36,243)	542,778	12,329,663	-
Chenghe Acquisition Co. - Class A⁽¹⁾	289,513	10,085,329	(3,105,645)	31,645	288	289,010	7,590,140	-
Churchill Capital Corp. V - Class A⁽¹⁾	5,954,464	5,405,546	-	-	36,909	386,312	11,783,231	-
Compass Digital Acquisition Corp. - Class A⁽¹⁾	301,893	12,931,422	-	-	525	419,975	13,653,815	-
Concord Acquisition Corp. II - Class A⁽¹⁾	814,774	27,368,106	(13,376,327)	291,976	(2,022)	220,693	15,317,200	-
Concord Acquisition Corp. III - Class A⁽¹⁾	7,067,278	14,947,598	(18,375,436)	359,396	(68,160)	(7,191)	3,923,485	-
Constellation Acquisition Corp. I - Class A⁽¹⁾	9,293,656	3,996,440	(9,916,967)	168,827	(62,058)	339,848	3,819,746	-
Denali Capital Acquisition Corp. - Class A⁽¹⁾	1,122,805	6,698,814	-	-	(1,440)	160,266	7,980,445	-
DUET Acquisition Corp. - Class A⁽¹⁾	-	4,912,646	-	-	-	(13,721)	4,898,925	-
Enphys Acquisition Corp. - Class A⁽¹⁾	-	30,464,147	-	-	-	611,453	31,075,600	-
Everest Consolidator Acquisition Corp. - Class A⁽¹⁾	234,818	13,107,376	-	-	(1,636)	70,670	13,411,228	-
Feutune Light Acquisition Corp. - Class A⁽¹⁾	1,542,847	4,350,004	(1,625,355)	77,857	4,650	1,125	4,351,128	-
Fintech Ecosystem Development Corp. - Class A	10,050,010	-	(2,639,979)	122,493	19,933	427,554	7,980,011	-
First Light Acquisition Group, Inc. - Class A⁽²⁾	3,792,250	-	(3,910,834)	95,484	23,100	-	-	-
Forbion European Acquisition Corp. - Class A⁽¹⁾	-	9,726,472	-	-	-	192,016	9,918,488	-
FTAC Emerald Acquisition Corp. - Class A⁽¹⁾	-	32,031,219	(12,742,291)	70,247	-	58,622	19,417,797	-
Global Partner Acquisition Corp. II - Class A⁽¹⁾	1,450,176	549,207	-	-	(7,084)	173,766	2,166,065	-
Goldenstone Acquisition Ltd.⁽¹⁾	-	4,431,842	-	-	-	32,172	4,464,014	-
Haymaker Acquisition Corp. IV⁽¹⁾	-	12,103,969	-	-	-	101,923	12,205,892	-
Haymaker Acquisition Corp. IV⁽¹⁾	-	-	(155,853)	155,853	-	137	137	-
Haymaker Acquisition Corp. IV⁽¹⁾	-	12,103,969	(12,103,969)	-	-	10	10	-
Investcorp Europe Acquisition Corp. I - Class A⁽¹⁾	830,669	9,217,644	-	-	(14,746)	396,763	10,430,330	-
Israel Acquisitions Corp.⁽¹⁾	-	9,408,861	-	-	-	224,386	9,633,247	-
Keen Vision Acquisition Corp.⁽¹⁾	-	12,285,565	-	-	-	152,223	12,437,788	-
Kernel Group Holdings, Inc. - Class A⁽¹⁾	289,956	9,893,425	(4,741,222)	54,965	(3,022)	38,388	5,532,490	-

57

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

First Trust Merger Arbitrage Fund

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Lakeshore Acquisition II Corp.⁽²⁾	6,656,638	3,319,134	(10,251,498)	298,647	(22,921)	-	-	-
Legato Merger Corp. II⁽²⁾	21,091,082	-	(21,878,841)	707,922	79,837	-	-	-
Malacca Straits Acquisition Co., Ltd. - Class A⁽²⁾	6,156,000	-	(6,194,207)	74,207	(36,000)	-	-	-
Mountain & Co. I Acquisition Corp. - Class A⁽¹⁾	312,320	7,439,125	(319,705)	10,740	(3,355)	156,547	7,595,672	-
Oak Woods Acquisition Corp. - Class A⁽¹⁾	-	4,757,837	-	-	-	83,817	4,841,654	-
OmniLit Acquisition Corp. - Class A⁽²⁾	7,843,258	6,502,468	(14,541,122)	247,887	(52,491)	-	-	-
Patria Latin American Opportunity Acquisition Corp. - Class A⁽¹⁾	3,919,300	12,848,062	-	-	(46,200)	644,423	17,365,585	-
Pearl Holdings Acquisition Corp. - Class A⁽¹⁾	279,788	21,510,986	-	-	(1,585)	535,500	22,324,689	-
Project Energy Reimagined Acquisition Corp. - Class A⁽¹⁾	-	15,049,998	(5,190,150)	123,225	-	81,846	10,064,919	-
PROOF Acquisition Corp. I - Class A⁽¹⁾	886,333	5,599,466	(928,611)	45,862	(3,584)	10,090	5,609,556	-
RF Acquisition Corp. - Class A	6,297,544	4,571,267	(7,021,984)	101,542	3,631	308,000	4,260,000	-
Rigel Resource Acquisition Corp. - Class A⁽¹⁾	315,313	29,174,583	(5,278,023)	92,661	(5,313)	770,648	25,069,869	-
Screaming Eagle Acquisition Corp. - Class A⁽¹⁾	-	70,780,413	-	-	-	2,258,399	73,038,812	-
SDCL EDGE Acquisition Corp. - Class A⁽¹⁾	2,271,941	8,144,242	-	-	2,050	348,590	10,766,823	-
Seaport Global Acquisition II Corp. - Class A⁽²⁾	8,741,770	3,151,199	(8,977,592)	291,434	(3,206,811)	-	-	-
Slam Corp. - Class A⁽¹⁾	5,267,284	34,589,793	(2,278,522)	150,000	(40,760)	2,636,498	40,324,293	-
Spring Valley Acquisition Corp. II - Class A⁽¹⁾	-	21,494,272	-	-	-	724,160	22,218,432	-
TortoiseEcofin Acquisition Corp. III - Class A⁽¹⁾	-	30,570,239	-	-	-	258,347	30,828,586	-
Trajectory Alpha Acquisition Corp. - Class A⁽¹⁾	1,952,270	4,597,704	(2,491,076)	123,542	(25,610)	42,165	4,198,995	-
Valuence Merger Corp. I - Class A⁽¹⁾	-	19,111,639	(13,696,403)	131,391	-	170,879	5,717,506	-
Total	$151,650,292	$781,100,292	$(323,024,750)	$6,308,647	(3,643,648)	$17,236,218	$629,627,051	$-

*	Net of foreign withholding taxes.
⁽¹⁾	Not an affiliate at the beginning of the period.
⁽²⁾	Not an affiliate at the end of the period.

First Trust Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Aesther Healthcare Acquisition Corp. - Class A⁽²⁾	556,574	-	(556,574)	-	-
Aetherium Acquisition Corp. - Class A⁽²⁾	651,500	-	(651,500)	-	-
Alpha Partners Technology Merger Corp.⁽¹⁾	32,807	1,433,005	-	-	1,465,812
AlphaVest Acquisition Corp.⁽¹⁾	-	524,847	-	-	524,847
Andretti Acquisition Corp. - Class A⁽¹⁾	100	1,826,619	(846,719)	-	980,000
AP Acquisition Corp. - Class A⁽¹⁾	-	1,616,250	(532,785)	-	1,083,465
Apollo Strategic Growth Capital II - Class A⁽¹⁾	256,028	5,012,595	(4,031,825)	-	1,236,798
Ares Acquisition Corp. - Class A⁽¹⁾	13,070	6,900,744	(3,937,482)	-	2,976,332
Battery Future Acquisition Corp. - Class A⁽¹⁾	369,050	2,150,101	(1,532,784)	-	986,367
Better World Acquisition Corp.⁽²⁾	1,038,690	428,635	(1,467,325)	-	-
BioPlus Acquisition Corp. - Class A⁽¹⁾	140,000	916,378	-	-	1,056,378
Bukit Jalil Global Acquisition 1 Ltd.⁽¹⁾	-	470,000	-	-	470,000
BurTech Acquisition Corp. - Class A⁽¹⁾	43,259	530,153	(47,569)	-	525,843
CF Acquisition Corp. VII - Class A⁽¹⁾	517,754	634,551	-	-	1,152,305
Chenghe Acquisition Co. - Class A⁽¹⁾	28,750	961,802	(289,708)	-	700,844
Churchill Capital Corp. V - Class A⁽¹⁾	601,461	531,542	-	-	1,133,003
Compass Digital Acquisition Corp. - Class A⁽¹⁾	30,900	1,270,703	-	-	1,301,603
Concord Acquisition Corp. II - Class A⁽¹⁾	84,084	2,698,729	(1,292,813)	-	1,490,000
Concord Acquisition Corp. III - Class A⁽¹⁾	704,614	1,428,343	(1,763,514)	-	369,443
Constellation Acquisition Corp. I - Class A⁽¹⁾	935,917	405,238	(987,147)	-	354,008
Denali Capital Acquisition Corp. - Class A⁽¹⁾	111,500	619,310	-	-	730,810
DUET Acquisition Corp. - Class A⁽¹⁾	-	457,416	-	-	457,416
Enphys Acquisition Corp. - Class A⁽¹⁾	-	2,959,581	-	-	2,959,581
Everest Consolidator Acquisition Corp. - Class A⁽¹⁾	23,365	1,216,120	-	-	1,239,485
Feutune Light Acquisition Corp. - Class A⁽¹⁾	155,060	407,409	(155,060)	-	407,409
Fintech Ecosystem Development Corp. - Class A	1,000,001	-	(250,000)	-	750,001
First Light Acquisition Group, Inc. - Class A⁽²⁾	385,000	-	(385,000)	-	-
Forbion European Acquisition Corp. - Class A⁽¹⁾	-	905,798	-	-	905,798
FTAC Emerald Acquisition Corp. - Class A⁽¹⁾	-	3,074,588	(1,218,202)	-	1,856,386

58

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

First Trust Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Global Partner Acquisition Corp. II - Class A⁽¹⁾	145,600	54,406	-	-	200,006
Goldenstone Acquisition Ltd.⁽¹⁾	-	416,808	-	-	416,808
Haymaker Acquisition Corp. IV⁽¹⁾	-	1,200,186	-	-	1,200,186
Haymaker Acquisition Corp. IV⁽¹⁾	-	600,093	(599,440)	-	653
Haymaker Acquisition Corp. IV⁽¹⁾	-	1,200,187	(1,200,186)	-	1
Investcorp Europe Acquisition Corp. I - Class A⁽¹⁾	81,920	876,750	-	-	958,670
Israel Acquisitions Corp.⁽¹⁾	-	913,104	-	-	913,104
Keen Vision Acquisition Corp.⁽¹⁾	-	1,215,815	-	-	1,215,815
Kernel Group Holdings, Inc. - Class A⁽¹⁾	29,200	958,574	(465,841)	-	521,933
Lakeshore Acquisition II Corp.⁽²⁾	662,352	331,176	(993,528)	-	-
Legato Merger Corp. II⁽²⁾	2,123,976	-	(2,123,976)	-	-
Malacca Straits Acquisition Co., Ltd. - Class A⁽²⁾	600,000	-	(600,000)	-	-
Mountain & Co. I Acquisition Corp. - Class A⁽¹⁾	30,500	678,185	(30,500)	-	678,185
Oak Woods Acquisition Corp. - Class A⁽¹⁾	-	463,760	-	-	463,760
OmniLit Acquisition Corp. - Class A⁽²⁾	778,101	636,405	(1,414,506)	-	-
Patria Latin American Opportunity Acquisition Corp. - Class A⁽¹⁾	385,000	1,195,126	-	-	1,580,126
Pearl Holdings Acquisition Corp. - Class A⁽¹⁾	28,063	2,054,464	-	-	2,082,527
Project Energy Reimagined Acquisition Corp. - Class A⁽¹⁾	-	1,458,492	(498,099)	-	960,393
PROOF Acquisition Corp. I - Class A⁽¹⁾	88,900	522,305	(88,900)	-	522,305
RF Acquisition Corp. - Class A	638,049	454,311	(692,360)	-	400,000
Rigel Resource Acquisition Corp. - Class A⁽¹⁾	31,250	2,762,290	(491,440)	-	2,302,100
Screaming Eagle Acquisition Corp. - Class A⁽¹⁾	-	6,982,678	-	-	6,982,678
SDCL EDGE Acquisition Corp. - Class A⁽¹⁾	229,721	786,017	-	-	1,015,738
Seaport Global Acquisition II Corp. - Class A⁽²⁾	874,177	295,242	(874,177)	-	295,242
Slam Corp. - Class A⁽¹⁾	531,512	3,426,564	(217,418)	-	3,740,658
Spring Valley Acquisition Corp. II - Class A⁽¹⁾	-	2,076,489	-	-	2,076,489
TortoiseEcofin Acquisition Corp. III - Class A⁽¹⁾	-	2,941,659	-	-	2,941,659
Trajectory Alpha Acquisition Corp. - Class A⁽¹⁾	197,000	442,156	(240,012)	-	399,144
Valuence Merger Corp. I - Class A⁽¹⁾	-	1,803,975	(1,289,348)	-	514,627
Total	15,134,805	76,127,674	(31,765,738)	-	59,496,741

⁽¹⁾	Not an affiliate at the beginning of the period.
⁽²⁾	Not an affiliate at the end of the period.

First Trust Multi Strategy Fund

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Palmer Square Loan Funding Ltd.⁽¹⁾	342,498	-	(308,247)	-	157,502	(113,003)	78,750	-
Total	$342,498	$-	$(308,247)	$-	$157,502	$(113,003)	$78,750	$-

*	Net of foreign withholding taxes.
⁽¹⁾	Not an affiliate at the beginning of the period.

First Trust Multi Strategy Fund

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Palmer Square Loan Funding Ltd.⁽¹⁾	500,000	-	-	-	500,000
Total	500,000	-	-	-	500,000

⁽¹⁾	Not an affiliate at the beginning of the period.

59

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 16 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

60

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2023

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

61

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of First Trust Capital Management Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First Trust Merger Arbitrage Fund and First Trust Multi-Strategy Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of September 30, 2023, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 29, 2023

62

First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the year ended September 30, 2023, 7.61% and 4.25% of dividends to be paid from net investment income, including short-term capital gains (if any) from the Merger Arbitrage Fund and Multi-Strategy Fund, respectively, are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended September 30, 2023, 9.27% and 5.72% of the dividends to be paid from net investment income, including short-term capital gains (if any) from the Merger Arbitrage Fund and Multi-Strategy Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

Capital Gain Designation

For Federal income tax purposes, the Merger Arbitrage Fund designates long-term capital gain dividends of $1,077,295 for the year ended September 30, 2023.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (877) 779-1999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Retired (April 2022 – present); Independent Consulting, financial services organizations (March 2021 – March 2022); Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – March 2021).	2	Monachil Credit Income Fund, a closed-end investment company.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	2	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	2	General Finance Corporation.

63

First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 - June 2014).	2	FPA Funds Trust, a registered investment company (includes 6 portfolios), Source Capital, Inc., a closed-end investment company.
Interested Trustees:
Terrance P. Gallagher a* (born 1958) Trustee and President	Since July 2019	President, Investment Managers Series Trust II (September 2013 – present); Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	2	Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Real Asset Fund, Aspiriant Risk-Managed Capital Appreciation Fund, AFA Multi-Manager Credit Fund, The Optima Dynamic Alternatives Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, First Trust Alternative Opportunities Fund, Variant Alternative Income Fund, Variant Impact Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, and Pender Real Estate Credit Fund, each a closed-end investment company.

64

First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Joy Ausili b† (born 1966) Trustee, Vice President and Assistant Secretary	Since January 2023	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Vice President and Assistant Secretary (January 2016 – present), Investment Managers Series Trust II; Vice President and Secretary, Investment Managers Series Trust (March 2016 – present); Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	2	None.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since September 2013

Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management

(2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 48 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Ms. Ausili is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Mr. Gallagher is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc.
65

First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on April 19, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Trust Capital Management L.P. (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and

•	First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following sub-advisory agreements (together, the “Sub-Advisory Agreements”), each for additional one-year terms from when they otherwise would expire:

•	the sub-advisory agreement between the Investment Advisor and Angel Oak Capital Advisors, LLC (“Angel Oak”) with respect to the Multi-Strategy Fund (the “Angel Oak Sub-Advisory Agreement”), and

•	the sub-advisory agreement between the Investment Advisor and Glenmede Investment Management LP (“Glenmede” and together with Angel Oak, the “Sub-Advisors”) with respect to the Multi-Strategy Fund (the “Glenmede Sub-Advisory Agreement”).

The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to below as the “Fund Advisory Agreements.”

In addition, at an in-person meeting held on July 19, 2023, the Board, including the Independent Trustees, unanimously approved a new sub-advisory agreement (the “New Palmer Square Sub-Advisory Agreement”) between the Investment Advisor and Palmer Square Capital Management, LLC (“Palmer Square”) with respect to the Multi-Strategy Fund for an initial two-year term.

In approving renewal of each Fund Advisory Agreement and approving the New Palmer Square Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal and approval, as applicable, was in the best interests of each Fund and its shareholders.

Fund Advisory Agreements

Background

In advance of the April meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each, a “Fund Universe”) for various periods ended January 31, 2023; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

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First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

First Trust Capital Management L.P.

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Merger Arbitrage Fund’s total return for the one-year period was above the Peer Group and Event Driven Fund Universe median returns, the Bloomberg U.S. Aggregate Bond Index return, and the S&P 500 Index return. The Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Fund Universe median returns and the Bloomberg Index returns, but below the S&P 500 Index returns by 5.82% and 5.48%, respectively, for those periods. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

•	The Multi-Strategy Fund’s annualized total return for the five-year period was above the Peer Group and Multi-strategy Fund Universe median returns and the ICE BofA 3-Month U.S. Treasury Bill Index return. For the ten-year period, the Fund’s annualized total return was above the Fund Universe median return and the ICE BofA Index return, and was the same as the Peer Group median return. The Fund’s annualized total return for the three-year period was above the Fund Universe median return and the ICE BofA Index return, but below the Peer Group median return by 0.46%. The Fund’s total return for the one-year period was below the Fund Universe median return by 3.97%, the ICE BofA Index return by 4.90%, and the Peer Group median return by 5.83%. The Trustees observed that for the five- and ten-year periods, the Fund’s performance ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe. The Trustees also considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and Fund Universe over the one-year period was due primarily to mark-to-market pressures in the Fund's structured credit strategy, as fixed income spreads continued to widen due to the ongoing interest rate increases, and the increased levels of volatility in the options market, which impacted the Fund’s options writing strategy during the period.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors with respect to the Multi-Strategy Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees each Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of each Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that each Sub-Advisor’s responsibilities include day-to-day management of a portion of the Fund’s assets utilizing its designated strategy. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

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First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Merger Arbitrage Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Event Driven Fund Universe medians by 0.085% and 0.1175%, respectively. The Board considered that the Investment Advisor manages assets for (i) a private fund, (ii) a sub-advised account in an ETF, (iii) the arbitrage sleeve within the Multi-Strategy Fund, and (iv) a separately managed account in a closed-end multi-strategy fund, each with similar objectives and policies as the Merger Arbitrage Fund. The Board noted that each of those accounts has different restrictions than the Merger Arbitrage Fund with respect to position sizing, restricted securities/sectors and leverage, and as a result, those accounts have differing fee structures. The Board observed that the Fund’s advisory fee was higher than each of those other accounts, but considered that (i) the private fund pays only a performance-based fee and therefore could pay higher overall fees than the Fund, depending on the private fund’s performance; (ii) the ETF charges a unitary management fee and the Investment Advisor is paid 50% of that fee minus the ETF’s expenses for sub-advisory services; (iii) the Investment Advisor’s management fee for managing the arbitrage sleeve within the Multi-Strategy Fund is effectively the Investment Advisor’s advisory fee after paying the Sub-Advisors; and (iv) the Investment Advisor’s management fee for the closed-end multi-strategy fund is effectively the Investment Advisor’s advisory fee after paying the fund’s sub-advisors. The Board also observed that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund that the Investment Advisor manages. The Board also noted that the Fund’s advisory fee was within the range of the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Merger Arbitrage Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.02% and 0.05%, respectively. The Trustees considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group or the Fund Universe.

•	The Multi-Strategy Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but slightly higher than the Multistrategy Fund Universe median by 0.01%. The Board observed that the Investment Advisor charges a lower advisory fee to one other registered fund with a multialternative strategy that has similar objectives and policies as the Fund, and noted the Investment Advisor’s assertion that the lower advisory fee is appropriate for that fund due to its fund-of-funds structure. The Board also considered that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Multi-Strategy Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.04% and 0.15%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

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First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor by each Fund under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended January 31, 2023, noting that the Investment Advisor had agreed to maintain an expense limitation arrangement for each Fund through January 31, 2024. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with each Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of its relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Merger Arbitrage Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. With respect to the Merger Arbitrage Fund, the Trustees noted that although there were no advisory fee breakpoints, the Fund’s capacity is likely to be constrained and therefore, the Investment Advisor does not expect to realize economies of scale with respect to the Fund. With respect to the Multi-Strategy Fund, the Trustees noted that the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Angel Oak Capital Advisors, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Angel Oak to the Multi-Strategy Fund. In doing so, the Board considered Angel Oak’s specific responsibilities in day-to-day management of a portion of the Fund’s assets utilizing an asset-backed fixed income market strategy, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Angel Oak, as well as its compliance structure. The meeting materials indicated that Angel Oak’s portion of the Fund returned -6.52% for the one-year period ended January 31, 2023. The Trustees considered the Investment Advisor’s assertion that this negative performance was attributable to short-term pricing pressure during the rising interest rate environment, and that Angel Oak has continued to perform in line with expectations. The Trustees also considered that the Investment Advisor recommended renewing the Angel Oak Sub-Advisory Agreement. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Angel Oak to the Multi-Strategy Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Angel Oak with respect to the Multi-Strategy Fund, and noted that Angel Oak serves as advisor to a registered fund and a UCITS fund, each of which has the same investment objective and investment strategies as Angel Oak’s portion of the Multi-Strategy Fund. The Trustees also noted that the sub-advisory fee that Angel Oak charges to manage its portion of the Fund is lower than the advisory fee that Angel Oak receives from the registered fund, and that Angel Oak provides more services as advisor to the registered fund than it does as sub-advisor to the Multi-Strategy Fund. The Trustees also observed that the Investment Advisor pays Angel Oak’s sub-advisory fee out of the Investment Advisor’s advisory fee.

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First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Angel Oak under the Angel Oak Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Angel Oak provides to the Multi-Strategy Fund.

Benefits to Angel Oak

The Board also considered the benefits received by Angel Oak as a result of its relationship with the Multi-Strategy Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Angel Oak’s compliance program, the intangible benefits of Angel Oak’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Glenmede Investment Management LP

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Glenmede to the Multi-Strategy Fund. In doing so, the Board considered Glenmede’s specific responsibilities in day-to-day management of a portion of the Fund’s assets utilizing a secured options writing strategy, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Glenmede, as well as its compliance structure. The meeting materials indicated that Glenmede’s portion of the Fund returned -4.56% for the period since Glenmede’s addition as a sub-advisor to the Multi-Strategy Fund’s portfolio in April 2022, through January 31, 2023. The Trustees noted the Investment Advisor’s observation that this negative performance was in line with expectations in providing an equity downside cushion for the Fund’s portfolio. The Trustees also noted that the Investment Advisor recommended renewing the Glenmede Sub-Advisory Agreement. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Glenmede to the Multi-Strategy Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Glenmede with respect to the Multi-Strategy Fund, and noted that it was lower than the fee that Glenmede charges to manage institutional separate accounts using the same strategy up to the $50 million level, and greater than Glenmede’s fee for those clients above that level. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to separately managed accounts. The Trustees also observed that the Investment Advisor pays Glenmede’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Glenmede under the Glenmede Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Glenmede provides to the Multi-Strategy Fund.

Benefits to Glenmede

The Board also considered the benefits received by Glenmede as a result of its relationship with the Multi-Strategy Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Glenmede’s compliance program, the intangible benefits of Glenmede’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

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First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds, as applicable.

New Palmer Square Sub-Advisory Agreement

Background

In advance of the July meeting, the Board received information about the Multi-Strategy Fund and the New Palmer Square Sub-Advisory Agreement from the Investment Advisor, Palmer Square, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of Palmer Square; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about Palmer Square’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the performance of a registered investment company managed by Palmer Square with a similar investment objective and strategies as the portion of the Multi-Strategy Fund that would be sub-advised by Palmer Square (the “Registered Fund”) for the one-, three-, and five-year and since inception (August 2014) periods ended March 31, 2023; and information regarding the proposed sub-advisory fee under the New Palmer Square Sub-Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Palmer Square Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Palmer Square were present during the Board’s consideration of the New Palmer Square Sub-Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the New Palmer Square Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Registered Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, and five-year and since inception periods.

The Board considered the respective roles of the Investment Advisor and Palmer Square, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Multi-Strategy Fund and oversee Palmer Square with respect to the Fund’s operations, including monitoring the investment and trading activities of Palmer Square, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Palmer Square’s responsibilities would include day-to-day portfolio management of its portion of the Fund.

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First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Palmer Square would have the capabilities, resources, and personnel necessary to manage its portion of the Multi-Strategy Fund.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by Palmer Square with respect to its portion of the Multi-Strategy Fund. The Trustees noted that the proposed sub-advisory fee was lower than Palmer Square’s advisory fee to manage the Registered Fund, and the same as the sub-advisory fee that the Investment Advisor pays to Palmer Square to sub-advise an interval fund. The Trustees also observed that Palmer Square’s proposed sub-advisory fee was within the range of advisory fees that Palmer Square charges to manage separate accounts for institutional and high net worth clients with similar objectives and policies as Palmer Square’s portion of the Fund. The Board further observed that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to Palmer Square’s other clients, and that Palmer Square will provide more services to its portion of the Fund than it does to the separately managed accounts that it manages. The Board also noted that the Investment Advisor recommended the approval of the New Palmer Square Sub-Advisory Agreement, and that the Investment Advisor would pay Palmer Square’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to Palmer Square under the New Palmer Square Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Palmer Square to the Fund.

Benefits to Palmer Square

The Board also considered that the potential benefits to be received by Palmer Square as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Palmer Square’s compliance program, the intangible benefits of Palmer Square’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Palmer Square Sub-Advisory Agreement was in the best interests of the Multi-Strategy Fund and its shareholders and, accordingly, approved the New Palmer Square Sub-Advisory Agreement.

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First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on April 19, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

First Trust Merger Arbitrage Fund

First Trust Multi-Strategy Fund

The Board has appointed First Trust Capital Management, L.P., the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from February 1, 2022 through January 31, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

• The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

• An overview of market liquidity for each Fund during the Program Reporting Period;

• Each Fund’s ability to meet redemption requests;

• Each Fund’s cash management;

• Each Fund’s borrowing activity, if any, in order to meet redemption requests;

• Each Fund’s compliance with the 15% limit of illiquid investments; and

• Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

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First Trust Capital Management Funds

EXPENSE EXAMPLES

For the Six Months Ended September 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A and Class C only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Funds’ examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Merger Arbitrage Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/23	9/30/23	4/1/23 – 9/30/23
Class A	Actual Performance	$1,000.00	$1,012.30	$11.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.10	11.04
Class I	Actual Performance	1,000.00	1,013.90	9.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.81	9.33

*	Expenses are equal to the Fund’s annualized expense ratios of 2.19% and 1.85% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six-month period) for Class A shares and Class I shares. Assumes all dividends and distributions were reinvested.
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First Trust Capital Management Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended September 30, 2023 (Unaudited)

Multi-Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/23	9/30/23	4/1/23 – 9/30/23
Class A	Actual Performance	$1,000.00	$1,029.60	$10.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.19	9.95
Class C	Actual Performance	$1,000.00	1,026.50	13.83
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.42	13.73
Class I	Actual Performance	1,000.00	1,031.80	8.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.61	8.53

*	Expenses are equal to the Fund’s annualized expense ratios of 1.97%, 2.72% and 1.69% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six-month period) for Class A, Class C and Class I shares. Assumes all dividends and distributions were reinvested.
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The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

First Trust Capital Management L.P.

225 West Wacker Drive, 21st Floor

Chicago, Illinois 60606

Sub-Advisor

Glenmede Investment Management, LP

1650 Market Street, Suite 1200

Philadelphia, Pennsylvania 19103

Sub-Advisor

Palmer Square Capital Management, LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 99205

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

First Trust Portfolios L.P.

120 E. Liberty Drive, Suite 400

Wheaton, Illinois 60187

FUND INFORMATION

	TICKER	CUSIP
First Trust Arbitrage Fund – Class A	VARAX	46141T 877
First Trust Arbitrage Fund – Class I	VARBX	46141T 869
First Trust Multi-Strategy Fund – Class A	FTMAX	46141T 687
First Trust Multi-Strategy Fund – Class C	FTMCX	46144X 511
First Trust Multi-Strategy Fund – Class I	FTMIX	46141T 679

Privacy Principles of the First Trust Capital Management Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the First Trust Capital Management Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (877) 779-1999 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

First Trust Capital Management Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 779-1999

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-779-1999.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

First Trust Merger Arbitrage Fund	FYE 9/30/2023	FYE 9/31/2022
Audit Fees	$13,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

First Trust Multi-Strategy Fund	FYE 9/30/2023	FYE 9/30/2022
Audit Fees	$13,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

First Trust Merger Arbitrage Fund	FYE 9/30/2023	FYE 9/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

First Trust Multi-Strategy Fund	FYE 9/30/2023	FYE 9/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

First Trust Merger Arbitrage Fund
Non-Audit Related Fees	FYE 9/30/2023	FYE 9/30/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

First Trust Multi-Strategy Fund
Non-Audit Related Fees	FYE 9/30/2023	FYE 9/30/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/8/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/8/2023